Schwab Strategic Trust
Schwab High Yield Bond ETF

Portfolio Holdings as of May 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.5% OF NET ASSETS

Financial Institutions 11.3%
Banking 0.9%
Ally Financial, Inc.
5.75%, 11/20/25 (a)	145,000	144,402
6.70%, 02/14/33 (a)	90,000	90,145
Intesa Sanpaolo SpA
5.71%, 01/15/26 (b)	220,000	217,965
4.20%, 06/01/32 (a)(b)	225,000	190,195
Popular, Inc.
7.25%, 03/13/28 (a)	40,000	40,879
Synchrony Financial
7.25%, 02/02/33 (a)	95,000	95,367
Texas Capital Bancshares, Inc.
4.00%, 05/06/31 (a)(c)	80,000	72,780
UniCredit SpA
7.30%, 04/02/34 (a)(b)(c)	200,000	205,709
5.46%, 06/30/35 (a)(b)	285,000	267,834
Valley National Bancorp
3.00%, 06/15/31 (a)(c)	60,000	45,583
Western Alliance Bancorp
3.00%, 06/15/31 (a)(c)	95,000	85,262
		1,456,121
Brokerage/Asset Managers/Exchanges 0.9%
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)(b)	170,000	176,809
Aretec Group, Inc.
7.50%, 04/01/29 (a)(b)	115,000	111,670
10.00%, 08/15/30 (a)(b)	75,000	82,128
Armor Holdco, Inc.
8.50%, 11/15/29 (a)(b)	50,000	47,726
Brightsphere Investment Group, Inc.
4.80%, 07/27/26	55,000	52,797
Coinbase Global, Inc.
3.38%, 10/01/28 (a)(b)	125,000	106,949
3.63%, 10/01/31 (a)(b)	105,000	83,593
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (a)(b)	140,000	131,256
Hightower Holding LLC
6.75%, 04/15/29 (a)(b)	40,000	37,748
Hunt Cos., Inc.
5.25%, 04/15/29 (a)(b)	75,000	66,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)(b)	50,000	46,390
7.13%, 04/30/31 (a)(b)	200,000	203,747
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
5.00%, 08/15/28 (a)(b)	200,000	184,046
StoneX Group, Inc.
8.63%, 06/15/25 (a)(b)	50,000	50,062
7.88%, 03/01/31 (a)(b)	90,000	92,175
		1,473,884
Finance Companies 3.5%
Bread Financial Holdings, Inc.
9.75%, 03/15/29 (a)(b)	145,000	152,001
Castlelake Aviation Finance DAC
5.00%, 04/15/27 (a)(b)	50,000	48,085
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (a)(b)	55,000	44,485
Enova International, Inc.
8.50%, 09/15/25 (a)(b)	70,000	70,203
11.25%, 12/15/28 (a)(b)	50,000	53,667
Finance of America Funding LLC
7.88%, 11/15/25 (a)(b)	40,000	31,427
FirstCash, Inc.
5.63%, 01/01/30 (a)(b)	89,000	84,402
6.88%, 03/01/32 (a)(b)	100,000	99,289
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/28 (a)(b)	185,000	178,947
7.00%, 05/01/31 (a)(b)	100,000	101,246
Freedom Mortgage Corp.
7.63%, 05/01/26 (a)(b)	90,000	89,499
6.63%, 01/15/27 (a)(b)	75,000	72,499
12.00%, 10/01/28 (a)(b)	110,000	118,960
12.25%, 10/01/30 (a)(b)	65,000	71,308
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)(b)	50,000	50,545
GGAM Finance Ltd.
7.75%, 05/15/26 (a)(b)	95,000	96,925
8.00%, 02/15/27 (a)(b)	30,000	30,888
8.00%, 06/15/28 (a)(b)	113,000	117,074
goeasy Ltd.
4.38%, 05/01/26 (a)(b)	65,000	62,826
9.25%, 12/01/28 (a)(b)	90,000	95,369
LD Holdings Group LLC
6.50%, 11/01/25 (a)(b)	60,000	57,808
6.13%, 04/01/28 (a)(b)	89,000	62,005
LFS Topco LLC
5.88%, 10/15/26 (a)(b)	55,000	51,476

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/28 (a)(b)	100,000	105,248
6.50%, 03/26/31 (a)(b)	100,000	101,634
Midcap Financial Issuer Trust
6.50%, 05/01/28 (a)(b)	200,000	186,587
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/26 (a)(b)	55,000	54,004
6.00%, 01/15/27 (a)(b)	115,000	113,506
5.50%, 08/15/28 (a)(b)	50,000	47,756
5.13%, 12/15/30 (a)(b)	65,000	59,041
5.75%, 11/15/31 (a)(b)	105,000	97,160
7.13%, 02/01/32 (a)(b)	141,000	140,432
Navient Corp.
6.75%, 06/25/25	70,000	70,133
6.75%, 06/15/26	60,000	59,932
5.00%, 03/15/27 (a)	85,000	80,733
4.88%, 03/15/28 (a)	25,000	22,920
5.50%, 03/15/29 (a)	115,000	104,474
11.50%, 03/15/31 (a)	75,000	82,417
5.63%, 08/01/33	145,000	117,860
OneMain Finance Corp.
6.88%, 03/15/25	95,000	95,737
7.13%, 03/15/26	110,000	111,683
3.88%, 09/15/28 (a)	105,000	93,486
9.00%, 01/15/29 (a)	255,000	267,871
7.88%, 03/15/30 (a)	100,000	101,963
4.00%, 09/15/30 (a)	150,000	127,627
7.50%, 05/15/31 (a)	50,000	50,058
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
6.38%, 02/01/27 (a)(b)	100,000	95,540
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)(b)	105,000	104,145
4.25%, 02/15/29 (a)(b)	130,000	116,591
7.13%, 11/15/30 (a)(b)	100,000	98,804
5.75%, 09/15/31 (a)(b)	90,000	82,848
PROG Holdings, Inc.
6.00%, 11/15/29 (a)(b)	65,000	61,003
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/26 (a)(b)	150,000	139,648
3.63%, 03/01/29 (a)(b)	75,000	67,129
3.88%, 03/01/31 (a)(b)	200,000	173,044
4.00%, 10/15/33 (a)(b)	113,000	93,899
SLM Corp.
3.13%, 11/02/26 (a)	94,000	87,176
United Wholesale Mortgage LLC
5.50%, 11/15/25 (a)(b)	100,000	99,165
5.75%, 06/15/27 (a)(b)	75,000	72,617
5.50%, 04/15/29 (a)(b)	90,000	84,591
		5,509,396
Financial Other 1.3%
Burford Capital Global Finance LLC
6.88%, 04/15/30 (a)(b)	200,000	195,923
Credit Acceptance Corp.
6.63%, 03/15/26 (a)	70,000	69,829
9.25%, 12/15/28 (a)(b)	105,000	110,983
Five Point Operating Co. LP/Five Point Capital Corp.
10.50%, 01/15/28 (a)(b)	60,989	62,808
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (a)(b)	50,000	52,676
Howard Hughes Corp.
5.38%, 08/01/28 (a)(b)	110,000	104,245
4.38%, 02/01/31 (a)(b)	105,000	89,665
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (a)	125,000	121,985
5.25%, 05/15/27 (a)	160,000	146,910
9.75%, 01/15/29 (a)(b)	145,000	148,939
4.38%, 02/01/29 (a)	101,000	84,255
9.00%, 06/15/30 (a)(b)	25,000	24,692
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (a)(b)	70,000	69,350
Kennedy-Wilson, Inc.
4.75%, 03/01/29 (a)	75,000	63,841
4.75%, 02/01/30 (a)	150,000	123,102
5.00%, 03/01/31 (a)	75,000	59,733
PHH Mortgage Corp.
7.88%, 03/15/26 (a)(b)	52,000	50,685
PRA Group, Inc.
8.38%, 02/01/28 (a)(b)	75,000	74,592
5.00%, 10/01/29 (a)(b)	75,000	63,665
8.88%, 01/31/30 (a)(b)	250,000	247,506
		1,965,384
Insurance 2.6%
Acrisure LLC/Acrisure Finance, Inc.
10.13%, 08/01/26 (a)(b)	199,000	205,224
8.25%, 02/01/29 (a)(b)	125,000	125,706
6.00%, 08/01/29 (a)(b)	60,000	54,751
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (a)(b)	95,000	88,914
6.75%, 10/15/27 (a)(b)	175,000	171,682
6.75%, 04/15/28 (a)(b)	145,000	145,376
5.88%, 11/01/29 (a)(b)	100,000	93,134
7.00%, 01/15/31 (a)(b)	185,000	185,605
AmWINS Group, Inc.
6.38%, 02/15/29 (a)(b)	100,000	99,818
4.88%, 06/30/29 (a)(b)	100,000	92,012
Ardonagh Group Finance Ltd.
8.88%, 02/15/32 (a)(b)	200,000	197,255
AssuredPartners, Inc.
5.63%, 01/15/29 (a)(b)	5,000	4,657
7.50%, 02/15/32 (a)(b)	100,000	99,493
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)(b)	125,000	114,562
Genworth Holdings, Inc.
6.50%, 06/15/34	55,000	52,034
Global Atlantic Fin Co.
4.70%, 10/15/51 (a)(b)(c)	67,000	60,632
GTCR AP Finance, Inc.
8.00%, 05/15/27 (a)(b)	115,000	115,210
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (a)(b)	200,000	198,687
8.13%, 02/15/32 (a)(b)	200,000	198,396
HUB International Ltd.
5.63%, 12/01/29 (a)(b)	110,000	102,174
7.25%, 06/15/30 (a)(b)	365,000	371,106
7.38%, 01/31/32 (a)(b)	250,000	251,044
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (a)(b)	105,000	110,593
10.50%, 12/15/30 (a)(b)	35,000	37,845
Liberty Mutual Group, Inc.
7.80%, 03/15/37 (b)	75,000	79,158
4.30%, 02/01/61 (a)(b)	115,000	69,184

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)(b)	130,000	121,065
3.88%, 11/15/30 (a)(b)	50,000	43,638
3.88%, 05/15/32 (a)(b)	125,000	105,879
Panther Escrow Issuer LLC
7.13%, 06/01/31 (a)(b)	375,000	378,432
Ryan Specialty LLC
4.38%, 02/01/30 (a)(b)	50,000	46,192
USI, Inc.
7.50%, 01/15/32 (a)(b)	50,000	50,249
		4,069,707
REITs 2.1%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)(b)	60,000	50,193
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 (a)(b)	30,000	26,895
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	105,000	94,577
8.88%, 04/12/29 (a)	100,000	103,594
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/26 (a)(b)	160,000	157,173
4.50%, 04/01/27 (a)(b)	75,000	69,612
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 06/30/28 (a)(b)	65,000	59,669
Diversified Healthcare Trust
9.75%, 06/15/25 (a)	75,000	75,110
4.75%, 02/15/28 (a)	37,000	30,481
4.38%, 03/01/31 (a)	40,000	28,945
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)(b)	70,000	60,934
Hudson Pacific Properties LP
5.95%, 02/15/28 (a)	55,000	47,275
4.65%, 04/01/29 (a)	130,000	101,765
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (a)(b)	105,000	98,533
4.75%, 06/15/29 (a)(b)	90,000	81,430
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (a)	95,000	86,345
5.00%, 10/15/27 (a)	120,000	98,470
4.63%, 08/01/29 (a)	80,000	58,313
3.50%, 03/15/31 (a)	205,000	133,249
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 09/30/28 (a)(b)	70,000	60,701
Office Properties Income Trust
2.40%, 02/01/27 (a)	80,000	36,374
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
5.88%, 10/01/28 (a)(b)	75,000	73,550
4.88%, 05/15/29 (a)(b)	95,000	88,410
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/28 (a)(b)	295,000	301,564
4.50%, 02/15/29 (a)(b)	115,000	106,888
Rithm Capital Corp.
6.25%, 10/15/25 (a)(b)	35,000	34,715
8.00%, 04/01/29 (a)(b)	100,000	97,398
RLJ Lodging Trust LP
3.75%, 07/01/26 (a)(b)	75,000	70,894
Service Properties Trust
7.50%, 09/15/25 (a)	100,000	101,743
5.25%, 02/15/26 (a)	95,000	91,446
5.50%, 12/15/27 (a)	50,000	45,974
3.95%, 01/15/28 (a)	55,000	45,702
8.38%, 06/15/29 (a)	75,000	73,594
4.95%, 10/01/29 (a)	80,000	62,156
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.63%, 11/15/31 (a)(b)	160,000	167,646
8.88%, 06/15/32 (a)(d)	100,000	93,605
Starwood Property Trust, Inc.
3.63%, 07/15/26 (a)(b)	65,000	60,386
4.38%, 01/15/27 (a)(b)	25,000	23,448
7.25%, 04/01/29 (a)(b)	50,000	49,788
Vornado Realty LP
3.40%, 06/01/31 (a)	50,000	38,939
XHR LP
6.38%, 08/15/25 (a)(b)	60,000	59,972
4.88%, 06/01/29 (a)(b)	50,000	46,101
		3,293,557
		17,768,049

Industrial 84.3%
Basic Industry 5.5%
Alcoa Nederland Holding BV
7.13%, 03/15/31 (a)(b)	200,000	204,721
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
7.50%, 05/01/25 (a)(b)	95,000	95,091
Arsenal AIC Parent LLC
8.00%, 10/01/30 (a)(b)	125,000	130,173
11.50%, 10/01/31 (a)(b)	80,000	89,286
Ashland, Inc.
6.88%, 05/15/43 (a)	75,000	76,738
ASP Unifrax Holdings, Inc.
5.25%, 09/30/28 (a)(b)	100,000	50,367
7.50%, 09/30/29 (a)(b)	42,000	20,849
ATI, Inc.
4.88%, 10/01/29 (a)	60,000	56,124
7.25%, 08/15/30 (a)	30,000	30,742
5.13%, 10/01/31 (a)	85,000	77,626
Avient Corp.
7.13%, 08/01/30 (a)(b)	175,000	178,065
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 06/15/27 (a)(b)	210,000	202,862
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.75%, 07/15/26 (a)(b)	75,000	68,280
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/29 (a)(b)	115,000	114,665
Calderys Financing LLC
11.25%, 06/01/28 (a)(b)	200,000	213,504
Carpenter Technology Corp.
6.38%, 07/15/28 (a)	65,000	64,961
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28 (a)(b)	100,000	95,360
Century Aluminum Co.
7.50%, 04/01/28 (a)(b)	30,000	30,103
Cerdia Finanz GmbH
10.50%, 02/15/27 (a)(b)	200,000	208,033
Chemours Co.
5.38%, 05/15/27 (a)	62,000	58,922
5.75%, 11/15/28 (a)(b)	97,000	88,869
4.63%, 11/15/29 (a)(b)	91,000	77,692
Clearwater Paper Corp.
4.75%, 08/15/28 (a)(b)	30,000	28,150
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 (a)	65,000	64,451
4.63%, 03/01/29 (a)(b)	45,000	42,304
6.75%, 04/15/30 (a)(b)	115,000	113,832
4.88%, 03/01/31 (a)(b)	60,000	52,515
7.00%, 03/15/32 (a)(b)	75,000	74,060

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Coeur Mining, Inc.
5.13%, 02/15/29 (a)(b)	15,000	14,057
Commercial Metals Co.
4.13%, 01/15/30 (a)	115,000	104,429
Compass Minerals International, Inc.
6.75%, 12/01/27 (a)(b)	50,000	47,841
Consolidated Energy Finance SA
12.00%, 02/15/31 (a)(b)	150,000	156,918
Constellium SE
5.88%, 02/15/26 (a)(b)	250,000	248,565
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (a)(b)	40,000	38,285
Domtar Corp.
6.75%, 10/01/28 (a)(b)	75,000	67,769
Eldorado Gold Corp.
6.25%, 09/01/29 (a)(b)	125,000	119,188
Element Solutions, Inc.
3.88%, 09/01/28 (a)(b)	74,000	67,403
FMG Resources August 2006 Pty. Ltd.
4.50%, 09/15/27 (a)(b)	110,000	104,594
5.88%, 04/15/30 (a)(b)	58,000	56,305
4.38%, 04/01/31 (a)(b)	185,000	164,382
6.13%, 04/15/32 (a)(b)	160,000	156,578
Glatfelter Corp.
4.75%, 11/15/29 (a)(b)	70,000	56,918
GPD Cos., Inc.
10.13%, 04/01/26 (a)(b)	50,000	48,190
GrafTech Finance, Inc.
4.63%, 12/15/28 (a)(b)	75,000	48,652
GrafTech Global Enterprises, Inc.
9.88%, 12/15/28 (a)(b)	50,000	37,803
Graphic Packaging International LLC
3.50%, 03/15/28 (b)	60,000	54,881
3.50%, 03/01/29 (a)(b)	150,000	134,034
3.75%, 02/01/30 (a)(b)	15,000	13,308
HB Fuller Co.
4.00%, 02/15/27 (a)	25,000	24,153
4.25%, 10/15/28 (a)	30,000	28,207
Hecla Mining Co.
7.25%, 02/15/28 (a)	40,000	40,317
Hudbay Minerals, Inc.
4.50%, 04/01/26 (a)(b)	25,000	24,387
6.13%, 04/01/29 (a)(b)	100,000	98,717
IAMGOLD Corp.
5.75%, 10/15/28 (a)(b)	63,000	59,200
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/28 (a)(b)	75,000	75,131
INEOS Finance PLC
6.75%, 05/15/28 (a)(b)	200,000	198,475
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(b)	33,000	34,317
Ingevity Corp.
3.88%, 11/01/28 (a)(b)	65,000	58,554
Innophos Holdings, Inc.
9.38%, 02/15/28 (a)(b)	22,000	19,094
JW Aluminum Continuous Cast Co.
10.25%, 06/01/26 (a)(b)	40,000	40,387
Kaiser Aluminum Corp.
4.63%, 03/01/28 (a)(b)	130,000	121,069
LSB Industries, Inc.
6.25%, 10/15/28 (a)(b)	80,000	77,072
LSF11 A5 HoldCo LLC
6.63%, 10/15/29 (a)(b)	20,000	18,881
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mativ Holdings, Inc.
6.88%, 10/01/26 (a)(b)	40,000	39,423
Mercer International, Inc.
5.13%, 02/01/29 (a)	135,000	118,341
Methanex Corp.
5.13%, 10/15/27 (a)	125,000	120,812
5.25%, 12/15/29 (a)	100,000	95,685
5.65%, 12/01/44 (a)	45,000	39,332
Mineral Resources Ltd.
8.13%, 05/01/27 (a)(b)	170,000	171,919
9.25%, 10/01/28 (a)(b)	135,000	142,098
8.50%, 05/01/30 (a)(b)	75,000	77,733
Minerals Technologies, Inc.
5.00%, 07/01/28 (a)(b)	130,000	122,972
New Gold, Inc.
7.50%, 07/15/27 (a)(b)	65,000	65,251
Novelis Corp.
3.25%, 11/15/26 (a)(b)	80,000	74,761
4.75%, 01/30/30 (a)(b)	175,000	161,809
3.88%, 08/15/31 (a)(b)	140,000	119,991
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (a)(b)	85,000	77,650
Olin Corp.
5.13%, 09/15/27 (a)	25,000	24,266
5.63%, 08/01/29 (a)	85,000	82,735
Olympus Water U.S. Holding Corp.
9.75%, 11/15/28 (a)(b)	275,000	292,753
Polar U.S. Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/26 (a)(b)	34,000	9,724
Rain Carbon, Inc.
12.25%, 09/01/29 (a)(b)	50,000	53,391
Rayonier AM Products, Inc.
7.63%, 01/15/26 (a)(b)	65,000	58,802
SCIH Salt Holdings, Inc.
4.88%, 05/01/28 (a)(b)	105,000	98,367
6.63%, 05/01/29 (a)(b)	109,000	102,771
SCIL IV LLC/SCIL USA Holdings LLC
5.38%, 11/01/26 (a)(b)	200,000	192,476
SK Invictus Intermediate II SARL
5.00%, 10/30/29 (a)(b)	105,000	93,283
SNF Group SACA
3.13%, 03/15/27 (a)(b)	200,000	183,335
SunCoke Energy, Inc.
4.88%, 06/30/29 (a)(b)	55,000	49,480
Taseko Mines Ltd.
8.25%, 05/01/30 (a)(b)	50,000	51,317
TMS International Corp.
6.25%, 04/15/29 (a)(b)	15,000	13,875
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/29 (a)(b)	51,000	21,610
Tronox, Inc.
4.63%, 03/15/29 (a)(b)	110,000	99,934
U.S. Steel Corp.
6.88%, 03/01/29 (a)	75,000	75,070
Verde Purchaser LLC
10.50%, 11/30/30 (a)(b)	75,000	79,139
Vibrantz Technologies, Inc.
9.00%, 02/15/30 (a)(b)	80,000	73,851
Windsor Holdings III LLC
8.50%, 06/15/30 (a)(b)	75,000	78,454

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WR Grace Holdings LLC
4.88%, 06/15/27 (a)(b)	50,000	48,078
5.63%, 08/15/29 (a)(b)	115,000	105,910
7.38%, 03/01/31 (a)(b)	105,000	106,674
		8,689,478
Capital Goods 10.8%
AAR Escrow Issuer LLC
6.75%, 03/15/29 (a)(b)	50,000	50,815
ACProducts Holdings, Inc.
6.38%, 05/15/29 (a)(b)	102,000	66,125
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (a)(b)	96,000	95,903
Alta Equipment Group, Inc.
5.63%, 04/15/26 (a)(b)	45,000	45,777
9.00%, 06/01/29 (a)(b)	45,000	43,572
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (a)(b)	140,000	130,502
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)(b)	25,000	26,233
Amsted Industries, Inc.
5.63%, 07/01/27 (a)(b)	165,000	162,036
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29 (a)(b)	260,000	214,918
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25 (a)(b)	280,000	275,929
5.25%, 08/15/27 (a)(b)	200,000	117,710
Atkore, Inc.
4.25%, 06/01/31 (a)(b)	75,000	66,362
ATS Corp.
4.13%, 12/15/28 (a)(b)	90,000	81,250
Ball Corp.
6.88%, 03/15/28 (a)	155,000	158,357
6.00%, 06/15/29 (a)	100,000	100,288
2.88%, 08/15/30 (a)	270,000	228,353
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (a)(b)	25,000	22,627
6.50%, 08/01/30 (a)(b)	110,000	110,185
Berry Global, Inc.
5.63%, 07/15/27 (a)(b)	95,000	93,829
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (a)(b)	40,000	38,288
Boise Cascade Co.
4.88%, 07/01/30 (a)(b)	60,000	55,728
Bombardier, Inc.
7.13%, 06/15/26 (a)(b)	65,000	66,096
7.88%, 04/15/27 (a)(b)	269,000	269,453
6.00%, 02/15/28 (a)(b)	110,000	108,407
7.50%, 02/01/29 (a)(b)	109,000	112,851
8.75%, 11/15/30 (a)(b)	120,000	128,909
7.25%, 07/01/31 (a)(b)	50,000	51,105
7.00%, 06/01/32 (a)(b)	75,000	75,367
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)(b)	275,000	240,393
6.38%, 06/15/32 (a)(b)	85,000	84,758
6.38%, 03/01/34 (a)(b)	110,000	107,973
BWX Technologies, Inc.
4.13%, 04/15/29 (a)(b)	115,000	105,362
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(b)	105,000	103,990
Chart Industries, Inc.
7.50%, 01/01/30 (a)(b)	130,000	134,051
9.50%, 01/01/31 (a)(b)	50,000	54,039
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clean Harbors, Inc.
4.88%, 07/15/27 (a)(b)	95,000	91,830
6.38%, 02/01/31 (a)(b)	45,000	44,968
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (a)(b)	145,000	139,980
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)(b)	66,000	53,751
CP Atlas Buyer, Inc.
7.00%, 12/01/28 (a)(b)	90,000	79,984
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (a)	100,000	96,190
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (a)	95,000	93,323
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26	49,000	50,812
Eco Material Technologies, Inc.
7.88%, 01/31/27 (a)(b)	60,000	60,046
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/30 (a)(b)	370,000	371,107
EnerSys
6.63%, 01/15/32 (a)(b)	105,000	105,947
Enpro, Inc.
5.75%, 10/15/26 (a)	74,000	73,229
Enviri Corp.
5.75%, 07/31/27 (a)(b)	70,000	66,441
EquipmentShare.com, Inc.
9.00%, 05/15/28 (a)(b)	80,000	82,635
8.63%, 05/15/32 (a)(b)	100,000	103,682
Esab Corp.
6.25%, 04/15/29 (a)(b)	100,000	100,354
Foundation Building Materials, Inc.
6.00%, 03/01/29 (a)(b)	25,000	22,183
FXI Holdings, Inc.
12.25%, 11/15/26 (a)(b)	190,000	190,163
Gates Global LLC/Gates Corp.
6.25%, 01/15/26 (a)(b)	65,000	65,215
GFL Environmental, Inc.
4.25%, 06/01/25 (a)(b)	85,000	84,101
3.75%, 08/01/25 (a)(b)	50,000	48,850
5.13%, 12/15/26 (a)(b)	120,000	117,829
4.00%, 08/01/28 (a)(b)	145,000	132,721
4.75%, 06/15/29 (a)(b)	125,000	116,474
6.75%, 01/15/31 (a)(b)	175,000	178,722
Graham Packaging Co., Inc.
7.13%, 08/15/28 (a)(b)	55,000	51,897
Griffon Corp.
5.75%, 03/01/28 (a)	125,000	120,932
GYP Holdings III Corp.
4.63%, 05/01/29 (a)(b)	55,000	50,866
H&E Equipment Services, Inc.
3.88%, 12/15/28 (a)(b)	195,000	175,048
Herc Holdings, Inc.
5.50%, 07/15/27 (a)(b)	155,000	151,446
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC
9.00%, 02/15/29 (a)(b)	125,000	128,535
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC
6.00%, 09/15/28 (a)(b)	100,000	96,170
Interface, Inc.
5.50%, 12/01/28 (a)(b)	50,000	47,234
Iris Holding, Inc.
10.00%, 12/15/28 (a)(b)	50,000	44,011
JELD-WEN, Inc.
4.63%, 12/15/25 (a)(b)	65,000	63,791

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Knife River Corp.
7.75%, 05/01/31 (a)(b)	55,000	57,299
LABL, Inc.
6.75%, 07/15/26 (a)(b)	50,000	49,458
10.50%, 07/15/27 (a)(b)	90,000	87,710
5.88%, 11/01/28 (a)(b)	78,000	70,304
9.50%, 11/01/28 (a)(b)	75,000	76,381
8.25%, 11/01/29 (a)(b)	78,000	66,725
LBM Acquisition LLC
6.25%, 01/15/29 (a)(b)	75,000	67,789
Madison IAQ LLC
4.13%, 06/30/28 (a)(b)	100,000	92,747
5.88%, 06/30/29 (a)(b)	122,000	113,181
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (a)(b)	250,000	255,027
9.25%, 04/15/27 (a)(b)	155,000	154,501
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (a)(b)	75,000	79,851
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (a)(b)	155,000	141,663
Moog, Inc.
4.25%, 12/15/27 (a)(b)	65,000	60,925
Mueller Water Products, Inc.
4.00%, 06/15/29 (a)(b)	75,000	68,501
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)(b)	105,000	96,372
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (a)(b)	75,000	70,652
OI European Group BV
4.75%, 02/15/30 (a)(b)	55,000	50,460
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (a)(b)	104,000	99,293
OT Merger Corp.
7.88%, 10/15/29 (a)(b)	46,000	24,054
Owens Corning
3.50%, 02/15/30 (a)(b)	100,000	90,592
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27 (a)(b)	75,000	74,525
7.25%, 05/15/31 (a)(b)	105,000	104,776
7.38%, 06/01/32 (a)(b)	100,000	100,092
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27 (a)(b)	195,000	182,172
Park River Holdings, Inc.
5.63%, 02/01/29 (a)(b)	57,000	46,440
6.75%, 08/01/29 (a)(b)	35,000	29,711
Patrick Industries, Inc.
4.75%, 05/01/29 (a)(b)	55,000	50,483
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/29 (a)(b)	85,000	36,862
Resideo Funding, Inc.
4.00%, 09/01/29 (a)(b)	45,000	39,992
Reworld Holding Corp.
4.88%, 12/01/29 (a)(b)	140,000	127,737
Ritchie Bros Holdings, Inc.
6.75%, 03/15/28 (a)(b)	63,000	63,708
7.75%, 03/15/31 (a)(b)	130,000	135,856
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)(b)	45,000	41,160
Sealed Air Corp.
5.50%, 09/15/25 (a)(b)	100,000	99,607
4.00%, 12/01/27 (a)(b)	120,000	112,676
6.88%, 07/15/33 (b)	55,000	57,048
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (a)(b)	85,000	84,464
7.25%, 02/15/31 (a)(b)	80,000	82,256
Silgan Holdings, Inc.
4.13%, 02/01/28 (a)	65,000	61,394
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (a)(b)	120,000	115,938
8.88%, 11/15/31 (a)(b)	155,000	163,334
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/26 (a)(b)	35,000	34,267
Spirit AeroSystems, Inc.
9.38%, 11/30/29 (a)(b)	170,000	182,582
9.75%, 11/15/30 (a)(b)	150,000	164,067
SPX FLOW, Inc.
8.75%, 04/01/30 (a)(b)	60,000	61,783
SRS Distribution, Inc.
4.63%, 07/01/28 (a)(b)	75,000	74,730
6.00%, 12/01/29 (a)(b)	65,000	66,013
Standard Industries, Inc.
5.00%, 02/15/27 (a)(b)	130,000	126,145
4.75%, 01/15/28 (a)(b)	130,000	123,945
4.38%, 07/15/30 (a)(b)	185,000	165,232
3.38%, 01/15/31 (a)(b)	150,000	125,272
Stericycle, Inc.
3.88%, 01/15/29 (a)(b)	105,000	95,439
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 03/15/27 (a)(b)	39,000	38,854
5.25%, 01/15/29 (a)(b)	165,000	159,037
7.25%, 01/15/31 (a)(b)	80,000	82,546
Terex Corp.
5.00%, 05/15/29 (a)(b)	125,000	117,684
Titan International, Inc.
7.00%, 04/30/28 (a)	90,000	87,208
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)(b)	275,000	265,523
TransDigm, Inc.
5.50%, 11/15/27 (a)	275,000	268,694
6.75%, 08/15/28 (a)(b)	261,000	264,286
4.63%, 01/15/29 (a)	85,000	78,358
6.38%, 03/01/29 (a)(b)	435,000	434,600
4.88%, 05/01/29 (a)	125,000	116,015
6.88%, 12/15/30 (a)(b)	195,000	197,621
7.13%, 12/01/31 (a)(b)	230,000	236,202
6.63%, 03/01/32 (a)(b)	190,000	190,801
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)(b)	70,000	76,173
TriMas Corp.
4.13%, 04/15/29 (a)(b)	50,000	45,306
Trinity Industries, Inc.
7.75%, 07/15/28 (a)(b)	50,000	51,554
Triumph Group, Inc.
9.00%, 03/15/28 (a)(b)	158,000	163,302
Trivium Packaging Finance BV
8.50%, 08/15/27 (a)(b)	215,000	214,716
United Rentals North America, Inc.
5.50%, 05/15/27 (a)	70,000	69,367
3.88%, 11/15/27 (a)	125,000	117,596
4.88%, 01/15/28 (a)	50,000	48,177
5.25%, 01/15/30 (a)	70,000	67,262
4.00%, 07/15/30 (a)	115,000	103,172
3.88%, 02/15/31 (a)	175,000	154,127
3.75%, 01/15/32 (a)	283,000	242,185
Vertiv Group Corp.
4.13%, 11/15/28 (a)(b)	90,000	83,491

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Pro USA, Inc.
5.50%, 02/15/26 (a)(b)	60,000	59,147
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)(b)	170,000	170,034
7.25%, 06/15/28 (a)(b)	180,000	183,501
6.63%, 03/15/32 (a)(b)	200,000	201,221
White Cap Buyer LLC
6.88%, 10/15/28 (a)(b)	110,000	105,052
		16,924,011
Communications 14.1%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28 (a)(b)	45,000	40,537
Allen Media LLC/Allen Media Co.-Issuer, Inc.
10.50%, 02/15/28 (a)(b)	78,000	35,414
Altice Financing SA
5.00%, 01/15/28 (a)(b)	235,000	185,885
5.75%, 08/15/29 (a)(b)	210,000	156,293
Altice France Holding SA
6.00%, 02/15/28 (a)(b)	360,000	112,406
Altice France SA
8.13%, 02/01/27 (a)(b)	230,000	177,504
5.50%, 01/15/28 (a)(b)	250,000	175,305
5.13%, 07/15/29 (a)(b)	250,000	168,138
5.50%, 10/15/29 (a)(b)	245,000	164,831
AMC Networks, Inc.
10.25%, 01/15/29 (a)(b)	100,000	99,877
4.25%, 02/15/29 (a)	151,000	106,687
Banijay Entertainment SASU
8.13%, 05/01/29 (a)(b)	200,000	204,609
Beasley Mezzanine Holdings LLC
8.63%, 02/01/26 (a)(b)	30,000	17,925
Block Communications, Inc.
4.88%, 03/01/28 (a)(b)	39,000	32,557
British Telecommunications PLC
4.25%, 11/23/81 (a)(b)(c)	200,000	188,210
Cable One, Inc.
4.00%, 11/15/30 (a)(b)	145,000	108,326
Cablevision Lightpath LLC
3.88%, 09/15/27 (a)(b)	200,000	174,598
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26 (a)(b)	105,000	103,772
5.13%, 05/01/27 (a)(b)	420,000	401,698
5.00%, 02/01/28 (a)(b)	300,000	277,277
5.38%, 06/01/29 (a)(b)	150,000	134,481
6.38%, 09/01/29 (a)(b)	185,000	173,311
4.75%, 03/01/30 (a)(b)	360,000	306,950
4.50%, 08/15/30 (a)(b)	275,000	228,718
4.25%, 02/01/31 (a)(b)	350,000	282,387
7.38%, 03/01/31 (a)(b)	100,000	96,816
4.75%, 02/01/32 (a)(b)	195,000	157,173
4.50%, 05/01/32 (a)	290,000	230,286
4.50%, 06/01/33 (a)(b)	425,000	328,300
4.25%, 01/15/34 (a)(b)	240,000	179,014
Cimpress PLC
7.00%, 06/15/26 (a)	150,000	149,795
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (a)(b)	85,000	80,374
7.75%, 04/15/28 (a)(b)	150,000	129,530
9.00%, 09/15/28 (a)(b)	105,000	109,379
7.50%, 06/01/29 (a)(b)	134,000	110,148
7.88%, 04/01/30 (a)(b)	150,000	149,305
CMG Media Corp.
8.88%, 12/15/27 (a)(b)	102,000	51,298
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cogent Communications Group, Inc.
3.50%, 05/01/26 (a)(b)	100,000	94,682
7.00%, 06/15/27 (a)(b)	55,000	54,795
Connect Finco SARL/Connect U.S. Finco LLC
6.75%, 10/01/26 (a)(b)	250,000	236,253
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)(b)	160,000	135,578
CSC Holdings LLC
5.50%, 04/15/27 (a)(b)	300,000	230,162
5.38%, 02/01/28 (a)(b)	265,000	186,394
11.25%, 05/15/28 (a)(b)	210,000	169,659
11.75%, 01/31/29 (a)(b)	255,000	202,810
6.50%, 02/01/29 (a)(b)	260,000	176,191
5.75%, 01/15/30 (a)(b)	200,000	86,620
4.63%, 12/01/30 (a)(b)	225,000	94,837
5.00%, 11/15/31 (a)(b)	200,000	83,678
Cumulus Media New Holdings, Inc.
8.00%, 07/01/29 (a)(b)	37,000	18,500
Deluxe Corp.
8.00%, 06/01/29 (a)(b)	52,000	48,559
Directv Financing LLC
8.88%, 02/01/30 (a)(b)	210,000	202,480
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/27 (a)(b)	450,000	422,911
DISH DBS Corp.
7.75%, 07/01/26	165,000	105,088
5.25%, 12/01/26 (a)(b)	356,000	284,160
7.38%, 07/01/28 (a)	60,000	26,693
5.75%, 12/01/28 (a)(b)	345,000	241,007
5.13%, 06/01/29	110,000	43,910
DISH Network Corp.
11.75%, 11/15/27 (a)(b)	385,000	386,601
Embarq Corp.
8.00%, 06/01/36	117,000	36,863
Frontier Communications Holdings LLC
5.88%, 10/15/27 (a)(b)	137,000	133,515
5.00%, 05/01/28 (a)(b)	185,000	172,935
6.75%, 05/01/29 (a)(b)	121,000	110,560
5.88%, 11/01/29 (a)	95,000	82,137
8.75%, 05/15/30 (a)(b)	250,000	258,926
8.63%, 03/15/31 (a)(b)	120,000	123,120
Frontier Florida LLC
6.86%, 02/01/28	37,000	36,954
Gannett Holdings LLC
6.00%, 11/01/26 (a)(b)	55,000	52,132
GCI LLC
4.75%, 10/15/28 (a)(b)	75,000	68,166
Getty Images, Inc.
9.75%, 03/01/27 (a)(b)	100,000	100,223
Graham Holdings Co.
5.75%, 06/01/26 (a)(b)	55,000	54,837
Gray Television, Inc.
5.88%, 07/15/26 (a)(b)	80,000	79,991
10.50%, 07/15/29 (a)(b)	150,000	149,149
4.75%, 10/15/30 (a)(b)	190,000	108,287
5.38%, 11/15/31 (a)(b)	105,000	58,417
Hughes Satellite Systems Corp.
5.25%, 08/01/26	100,000	67,839
6.63%, 08/01/26	110,000	44,934
iHeartCommunications, Inc.
6.38%, 05/01/26 (a)	85,000	65,134
8.38%, 05/01/27 (a)	108,000	39,128
5.25%, 08/15/27 (a)(b)	100,000	55,344
4.75%, 01/15/28 (a)(b)	70,000	37,072

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Iliad Holding SASU
6.50%, 10/15/26 (a)(b)	200,000	198,723
7.00%, 10/15/28 (a)(b)	200,000	198,247
INNOVATE Corp.
8.50%, 02/01/26 (a)(b)	41,000	30,955
Intelsat Jackson Holdings SA
6.50%, 03/15/30 (a)(b)	370,000	348,957
Lamar Media Corp.
3.75%, 02/15/28 (a)	73,000	68,259
3.63%, 01/15/31 (a)	180,000	155,889
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)(b)	265,000	251,227
Level 3 Financing, Inc.
4.63%, 09/15/27 (a)(b)	115,000	58,650
4.25%, 07/01/28 (a)(b)	90,000	35,034
3.63%, 01/15/29 (a)(b)	46,000	15,412
10.50%, 04/15/29 (a)(b)	100,000	100,250
3.75%, 07/15/29 (a)(b)	50,000	16,508
11.00%, 11/15/29 (a)(b)	150,000	153,964
4.50%, 04/01/30 (a)(b)	75,000	42,936
10.50%, 05/15/30 (a)(b)	105,000	104,419
3.88%, 10/15/30 (a)(b)	25,000	13,861
10.75%, 12/15/30 (a)(b)	170,000	170,340
4.00%, 04/15/31 (a)(b)	25,000	13,780
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (a)(b)	65,000	43,996
Lumen Technologies, Inc.
4.50%, 01/15/29 (a)(b)	185,000	55,239
7.60%, 09/15/39	72,000	24,007
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (a)(b)	105,000	98,067
8.00%, 08/01/29 (a)(b)	79,000	73,727
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 08/15/27 (a)(b)	25,000	23,928
Millennium Escrow Corp.
6.63%, 08/01/26 (a)(b)	121,000	61,423
Millicom International Cellular SA
7.38%, 04/02/32 (a)(b)	265,000	260,826
News Corp.
3.88%, 05/15/29 (a)(b)	50,000	45,416
5.13%, 02/15/32 (a)(b)	120,000	111,767
Nexstar Media, Inc.
5.63%, 07/15/27 (a)(b)	265,000	250,336
4.75%, 11/01/28 (a)(b)	140,000	123,605
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
10.75%, 06/01/28 (a)(b)	65,000	66,747
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (a)(b)	35,000	33,637
4.25%, 01/15/29 (a)(b)	15,000	13,557
4.63%, 03/15/30 (a)(b)	108,000	96,116
7.38%, 02/15/31 (a)(b)	120,000	124,121
Paramount Global
6.25%, 02/28/57 (a)(c)	95,000	82,856
6.38%, 03/30/62 (a)(c)	160,000	145,967
Qwest Corp.
7.25%, 09/15/25	60,000	58,980
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/26 (a)(b)	105,000	78,070
6.50%, 09/15/28 (a)(b)	123,000	56,656
ROBLOX Corp.
3.88%, 05/01/30 (a)(b)	127,000	110,735
Rogers Communications, Inc.
5.25%, 03/15/82 (a)(b)(c)	100,000	96,343
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RR Donnelley & Sons Co.
9.75%, 07/31/28 (a)(b)	25,000	27,313
SBA Communications Corp.
3.88%, 02/15/27 (a)	210,000	198,913
3.13%, 02/01/29 (a)	140,000	123,282
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)(b)	165,000	106,130
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)(b)	87,000	57,562
4.13%, 12/01/30 (a)(b)	132,000	89,659
Sirius XM Radio, Inc.
3.13%, 09/01/26 (a)(b)	169,000	158,263
5.00%, 08/01/27 (a)(b)	185,000	175,834
4.00%, 07/15/28 (a)(b)	345,000	309,167
5.50%, 07/01/29 (a)(b)	70,000	65,077
4.13%, 07/01/30 (a)(b)	88,000	73,833
3.88%, 09/01/31 (a)(b)	265,000	211,826
Spanish Broadcasting System, Inc.
9.75%, 03/01/26 (a)(b)	27,000	12,313
Stagwell Global LLC
5.63%, 08/15/29 (a)(b)	135,000	123,694
Sunrise FinCo I BV
4.88%, 07/15/31 (a)(b)	210,000	187,612
TEGNA, Inc.
4.75%, 03/15/26 (a)(b)	125,000	121,070
4.63%, 03/15/28 (a)	65,000	59,118
5.00%, 09/15/29 (a)	125,000	109,965
Telecom Italia Capital SA
6.38%, 11/15/33 (b)	205,000	198,260
6.00%, 09/30/34	125,000	105,641
7.20%, 07/18/36	190,000	172,905
Telesat Canada/Telesat LLC
5.63%, 12/06/26 (a)(b)	61,000	27,890
4.88%, 06/01/27 (a)(b)	52,000	22,499
6.50%, 10/15/27 (a)(b)	46,000	13,649
Townsquare Media, Inc.
6.88%, 02/01/26 (a)(b)	70,000	68,482
U.S. Cellular Corp.
6.70%, 12/15/33	115,000	121,133
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(b)	100,000	67,767
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 02/15/28 (a)(b)	360,000	360,402
4.75%, 04/15/28 (a)(b)	87,000	71,992
6.50%, 02/15/29 (a)(b)	140,000	97,314
Univision Communications, Inc.
6.63%, 06/01/27 (a)(b)	200,000	193,394
8.00%, 08/15/28 (a)(b)	170,000	167,589
4.50%, 05/01/29 (a)(b)	170,000	145,377
7.38%, 06/30/30 (a)(b)	90,000	85,368
8.50%, 07/31/31 (a)(b)(d)	50,000	49,210
Urban One, Inc.
7.38%, 02/01/28 (a)(b)	75,000	59,856
Viasat, Inc.
5.63%, 09/15/25 (a)(b)	90,000	87,355
5.63%, 04/15/27 (a)(b)	75,000	67,109
6.50%, 07/15/28 (a)(b)	45,000	33,533
7.50%, 05/30/31 (a)(b)	92,000	62,804
Videotron Ltd.
5.13%, 04/15/27 (a)(b)	100,000	97,842
3.63%, 06/15/29 (a)(b)	60,000	54,263
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)(b)	290,000	262,613

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (a)(b)	200,000	164,803
4.75%, 07/15/31 (a)(b)	225,000	186,950
Vodafone Group PLC
7.00%, 04/04/79 (a)(c)	225,000	232,170
3.25%, 06/04/81 (a)(c)	75,000	70,296
4.13%, 06/04/81 (a)(c)	105,000	89,059
5.13%, 06/04/81 (a)(c)	140,000	103,198
Windstream Escrow LLC/Windstream Escrow Finance Corp.
7.75%, 08/15/28 (a)(b)	185,000	173,976
WMG Acquisition Corp.
3.75%, 12/01/29 (a)(b)	125,000	110,851
3.88%, 07/15/30 (a)(b)	100,000	88,468
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)(b)	158,000	123,355
6.13%, 03/01/28 (a)(b)	151,000	102,897
Ziggo Bond Co. BV
6.00%, 01/15/27 (a)(b)	265,000	260,297
Ziggo BV
4.88%, 01/15/30 (a)(b)	200,000	178,442
		22,199,518
Consumer Cyclical 19.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28 (a)(b)	245,000	227,799
4.38%, 01/15/28 (a)(b)	50,000	46,875
3.50%, 02/15/29 (a)(b)	145,000	130,578
4.00%, 10/15/30 (a)(b)	295,000	256,902
99 Escrow Issuer, Inc.
7.50%, 01/15/26 (a)(b)(e)	35,000	10,238
Academy Ltd.
6.00%, 11/15/27 (a)(b)	25,000	24,620
Adams Homes, Inc.
9.25%, 10/15/28 (a)(b)	55,000	56,486
Adient Global Holdings Ltd.
7.00%, 04/15/28 (a)(b)	89,000	90,945
8.25%, 04/15/31 (a)(b)	115,000	119,889
ADT Security Corp.
4.13%, 08/01/29 (a)(b)	150,000	136,367
4.88%, 07/15/32 (b)	85,000	76,780
Advance Auto Parts, Inc.
5.90%, 03/09/26	170,000	170,298
3.90%, 04/15/30 (a)	75,000	67,465
Affinity Interactive
6.88%, 12/15/27 (a)(b)	70,000	62,351
Allied Universal Holdco LLC
7.88%, 02/15/31 (a)(b)	220,000	219,533
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (a)(b)	10,000	10,002
9.75%, 07/15/27 (a)(b)	180,000	178,670
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (a)(b)	275,000	248,538
Allison Transmission, Inc.
5.88%, 06/01/29 (a)(b)	70,000	68,936
3.75%, 01/30/31 (a)(b)	161,000	139,654
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a)(b)	145,000	106,980
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (a)	125,000	124,420
5.00%, 10/01/29 (a)	85,000	77,489
ANGI Group LLC
3.88%, 08/15/28 (a)(b)	150,000	128,672
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/30 (a)(b)	90,000	78,242
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.
5.75%, 01/15/29 (a)(b)	73,000	50,162
5.25%, 04/15/30 (a)(b)	75,000	49,027
APX Group, Inc.
6.75%, 02/15/27 (a)(b)	145,000	144,577
5.75%, 07/15/29 (a)(b)	80,000	76,026
Arches Buyer, Inc.
4.25%, 06/01/28 (a)(b)	135,000	117,939
6.13%, 12/01/28 (a)(b)	68,000	54,844
Arko Corp.
5.13%, 11/15/29 (a)(b)	75,000	63,713
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (a)(b)	120,000	110,514
5.00%, 02/15/32 (a)(b)	136,000	121,827
ASGN, Inc.
4.63%, 05/15/28 (a)(b)	75,000	70,599
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (a)(b)	130,000	116,922
At Home Group, Inc.
4.88%, 07/15/28 (a)(b)	25,000	10,875
Bath & Body Works, Inc.
5.25%, 02/01/28	50,000	48,627
7.50%, 06/15/29 (a)	215,000	221,546
6.63%, 10/01/30 (a)(b)	115,000	115,242
6.95%, 03/01/33	80,000	78,108
6.88%, 11/01/35	110,000	111,036
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (a)(b)	80,000	77,810
Beazer Homes USA, Inc.
7.25%, 10/15/29 (a)	90,000	89,912
7.50%, 03/15/31 (a)(b)	40,000	39,979
Benteler International AG
10.50%, 05/15/28 (a)(b)	200,000	215,536
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (a)(b)	50,000	45,960
Boyd Gaming Corp.
4.75%, 12/01/27 (a)	15,000	14,306
4.75%, 06/15/31 (a)(b)	215,000	193,039
Boyne USA, Inc.
4.75%, 05/15/29 (a)(b)	165,000	152,505
Brinker International, Inc.
8.25%, 07/15/30 (a)(b)	42,000	43,856
Brink's Co.
5.50%, 07/15/25 (a)(b)	60,000	59,827
4.63%, 10/15/27 (a)(b)	80,000	76,443
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29 (a)(b)	75,000	67,458
4.88%, 02/15/30 (a)(b)	95,000	83,730
Caesars Entertainment, Inc.
8.13%, 07/01/27 (a)(b)	200,000	204,023
4.63%, 10/15/29 (a)(b)	140,000	126,571
7.00%, 02/15/30 (a)(b)	230,000	232,628
6.50%, 02/15/32 (a)(b)	225,000	222,632
Carnival Corp.
7.63%, 03/01/26 (a)(b)	195,000	196,179
5.75%, 03/01/27 (a)(b)	570,000	559,858
4.00%, 08/01/28 (a)(b)	165,000	152,400
6.00%, 05/01/29 (a)(b)	140,000	136,917
7.00%, 08/15/29 (a)(b)	105,000	107,917
10.50%, 06/01/30 (a)(b)	130,000	141,389
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (a)(b)	125,000	135,408

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Carriage Services, Inc.
4.25%, 05/15/29 (a)(b)	25,000	22,189
Carrols Restaurant Group, Inc.
5.88%, 07/01/29 (a)(b)	40,000	41,336
Cars.com, Inc.
6.38%, 11/01/28 (a)(b)	45,000	44,244
CCM Merger, Inc.
6.38%, 05/01/26 (a)(b)	30,000	29,893
CEC Entertainment LLC
6.75%, 05/01/26 (a)(b)	93,000	91,713
Cedar Fair LP
5.25%, 07/15/29 (a)	110,000	103,701
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (a)	70,000	68,781
Century Communities, Inc.
6.75%, 06/01/27 (a)	140,000	140,740
3.88%, 08/15/29 (a)(b)	60,000	53,311
Champions Financing, Inc.
8.75%, 02/15/29 (a)(b)	55,000	56,596
Churchill Downs, Inc.
5.50%, 04/01/27 (a)(b)	114,000	111,701
4.75%, 01/15/28 (a)(b)	35,000	33,180
5.75%, 04/01/30 (a)(b)	145,000	139,179
6.75%, 05/01/31 (a)(b)	85,000	84,675
Cinemark USA, Inc.
5.88%, 03/15/26 (a)(b)	80,000	78,872
5.25%, 07/15/28 (a)(b)	85,000	79,446
Clarios Global LP
6.75%, 05/15/25 (a)(b)	120,000	120,085
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (a)(b)	135,000	134,972
8.50%, 05/15/27 (a)(b)	90,000	90,745
6.75%, 05/15/28 (a)(b)	90,000	91,007
CoreCivic, Inc.
8.25%, 04/15/29 (a)	75,000	78,376
Crocs, Inc.
4.25%, 03/15/29 (a)(b)	40,000	36,547
4.13%, 08/15/31 (a)(b)	45,000	39,253
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (a)(b)	85,000	84,577
8.88%, 09/01/31 (a)(b)	65,000	68,386
Dana, Inc.
5.63%, 06/15/28 (a)	60,000	58,100
4.25%, 09/01/30 (a)	105,000	91,352
4.50%, 02/15/32 (a)	30,000	25,462
Dave & Buster's, Inc.
7.63%, 11/01/25 (a)(b)	90,000	90,547
Dealer Tire LLC/DT Issuer LLC
8.00%, 02/01/28 (a)(b)	65,000	63,434
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29 (a)(b)	80,000	69,205
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)(b)	33,000	33,928
eG Global Finance PLC
12.00%, 11/30/28 (a)(b)	200,000	207,338
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 04/26/28 (a)(b)	58,000	61,558
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (a)(b)	200,000	180,058
6.75%, 01/15/30 (a)(b)	150,000	132,690
Foot Locker, Inc.
4.00%, 10/01/29 (a)(b)	60,000	49,755
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Forestar Group, Inc.
3.85%, 05/15/26 (a)(b)	45,000	42,952
5.00%, 03/01/28 (a)(b)	25,000	23,912
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(b)	64,000	60,575
Gap, Inc.
3.63%, 10/01/29 (a)(b)	100,000	86,632
3.88%, 10/01/31 (a)(b)	100,000	83,124
Garda World Security Corp.
4.63%, 02/15/27 (a)(b)	187,000	177,820
7.75%, 02/15/28 (a)(b)	15,000	15,244
6.00%, 06/01/29 (a)(b)	65,000	58,525
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/32 (a)(b)	50,000	50,371
GEO Group, Inc.
8.63%, 04/15/29 (a)(b)	75,000	77,252
10.25%, 04/15/31 (a)(b)	75,000	78,978
G-III Apparel Group Ltd.
7.88%, 08/15/25 (a)(b)	65,000	65,223
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (a)(b)	200,000	194,790
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (a)(b)	95,000	92,510
3.50%, 03/01/29 (a)(b)	50,000	44,710
Goodyear Tire & Rubber Co.
5.00%, 05/31/26 (a)	90,000	87,893
4.88%, 03/15/27 (a)	120,000	115,388
5.00%, 07/15/29 (a)	160,000	147,303
5.25%, 04/30/31 (a)	145,000	131,682
5.25%, 07/15/31 (a)	55,000	49,770
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.
7.00%, 08/15/28 (a)(b)	50,000	37,945
Group 1 Automotive, Inc.
4.00%, 08/15/28 (a)(b)	90,000	82,237
GrubHub Holdings, Inc.
5.50%, 07/01/27 (a)(b)	47,000	42,368
Guitar Center, Inc.
8.50%, 01/15/26 (a)(b)	50,000	45,101
Hanesbrands, Inc.
4.88%, 05/15/26 (a)(b)	30,000	29,124
9.00%, 02/15/31 (a)(b)	170,000	173,709
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 (a)(b)	110,000	109,070
5.88%, 04/01/29 (a)(b)	70,000	69,443
3.75%, 05/01/29 (a)(b)	55,000	49,877
4.00%, 05/01/31 (a)(b)	150,000	132,651
3.63%, 02/15/32 (a)(b)	285,000	241,885
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 06/01/29 (a)(b)	90,000	83,174
4.88%, 07/01/31 (a)(b)	140,000	122,950
6.63%, 01/15/32 (a)(b)	50,000	49,773
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/27 (a)	150,000	146,152
International Game Technology PLC
4.13%, 04/15/26 (a)(b)	300,000	290,790
IRB Holding Corp.
7.00%, 06/15/25 (a)(b)	110,000	110,101
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)(b)	115,000	107,327
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)(b)	225,000	226,726
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)(b)	100,000	102,549

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KB Home
6.88%, 06/15/27 (a)	40,000	40,792
7.25%, 07/15/30 (a)	50,000	51,327
4.00%, 06/15/31 (a)	65,000	57,487
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (a)(b)	210,000	203,869
Kohl's Corp.
4.63%, 05/01/31 (a)(f)	145,000	117,065
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)(b)	64,000	57,788
Korn Ferry
4.63%, 12/15/27 (a)(b)	40,000	38,045
Landsea Homes Corp.
8.88%, 04/01/29 (a)(b)	50,000	48,515
LCM Investments Holdings II LLC
4.88%, 05/01/29 (a)(b)	115,000	106,960
8.25%, 08/01/31 (a)(b)	205,000	212,878
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.
5.00%, 02/01/26 (a)(b)	50,000	49,533
Levi Strauss & Co.
3.50%, 03/01/31 (a)(b)	70,000	60,561
LGI Homes, Inc.
8.75%, 12/15/28 (a)(b)	85,000	88,308
4.00%, 07/15/29 (a)(b)	34,000	29,311
Liberty Interactive LLC
8.50%, 07/15/29	42,000	22,534
8.25%, 02/01/30	55,000	29,228
Life Time, Inc.
5.75%, 01/15/26 (a)(b)	110,000	109,435
8.00%, 04/15/26 (a)(b)	60,000	60,444
Light & Wonder International, Inc.
7.00%, 05/15/28 (a)(b)	110,000	110,703
7.50%, 09/01/31 (a)(b)	110,000	113,163
Lindblad Expeditions Holdings, Inc.
9.00%, 05/15/28 (a)(b)	95,000	97,110
Lithia Motors, Inc.
4.63%, 12/15/27 (a)(b)	55,000	52,344
3.88%, 06/01/29 (a)(b)	65,000	57,958
4.38%, 01/15/31 (a)(b)	80,000	70,555
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)(b)	140,000	140,820
4.75%, 10/15/27 (a)(b)	165,000	156,457
M/I Homes, Inc.
4.95%, 02/01/28 (a)	48,000	45,682
3.95%, 02/15/30 (a)	50,000	43,710
Macy's Retail Holdings LLC
5.88%, 04/01/29 (a)(b)	150,000	144,569
4.50%, 12/15/34 (a)	135,000	115,931
Marks & Spencer PLC
7.13%, 12/01/37 (b)	100,000	105,608
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)	75,000	70,141
4.50%, 06/15/29 (a)(b)	55,000	49,909
Match Group Holdings II LLC
5.00%, 12/15/27 (a)(b)	30,000	28,436
5.63%, 02/15/29 (a)(b)	125,000	118,623
4.13%, 08/01/30 (a)(b)	112,000	97,465
Mattamy Group Corp.
4.63%, 03/01/30 (a)(b)	75,000	68,599
Matthews International Corp.
5.25%, 12/01/25 (a)(b)	15,000	14,882
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/29 (a)(b)	35,000	32,272
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MGM Resorts International
5.50%, 04/15/27 (a)	100,000	98,411
4.75%, 10/15/28 (a)	125,000	116,961
6.50%, 04/15/32 (a)	100,000	97,844
Michaels Cos., Inc.
5.25%, 05/01/28 (a)(b)	112,000	90,959
7.88%, 05/01/29 (a)(b)	160,000	108,982
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (a)(b)	120,000	111,037
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (a)(b)	190,000	178,660
Motion Bondco DAC
6.63%, 11/15/27 (a)(b)	200,000	195,644
Murphy Oil USA, Inc.
4.75%, 09/15/29 (a)	89,000	83,920
3.75%, 02/15/31 (a)(b)	75,000	65,141
NCL Corp. Ltd.
5.88%, 03/15/26 (a)(b)	179,000	176,110
5.88%, 02/15/27 (a)(b)	125,000	123,282
8.38%, 02/01/28 (a)(b)	75,000	78,325
8.13%, 01/15/29 (a)(b)	100,000	104,548
7.75%, 02/15/29 (a)(b)	90,000	92,553
NCL Finance Ltd.
6.13%, 03/15/28 (a)(b)	65,000	63,678
Newmark Group, Inc.
7.50%, 01/12/29 (a)(b)	75,000	76,657
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.13%, 04/01/26 (a)(b)	149,000	148,282
Nordstrom, Inc.
4.00%, 03/15/27 (a)	43,000	41,123
6.95%, 03/15/28	50,000	50,358
4.38%, 04/01/30 (a)	90,000	81,909
4.25%, 08/01/31 (a)	40,000	35,362
5.00%, 01/15/44 (a)	118,000	92,917
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/30 (a)(b)	50,000	51,399
Papa John's International, Inc.
3.88%, 09/15/29 (a)(b)	50,000	43,466
Parkland Corp.
4.50%, 10/01/29 (a)(b)	145,000	132,003
4.63%, 05/01/30 (a)(b)	95,000	86,414
Penn Entertainment, Inc.
5.63%, 01/15/27 (a)(b)	50,000	47,662
4.13%, 07/01/29 (a)(b)	85,000	71,009
Penske Automotive Group, Inc.
3.50%, 09/01/25 (a)	20,000	19,407
3.75%, 06/15/29 (a)(b)	65,000	57,873
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (a)(b)	260,000	241,704
PM General Purchaser LLC
9.50%, 10/01/28 (a)(b)	85,000	86,415
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (a)(b)	104,000	75,601
5.88%, 09/01/31 (a)(b)	103,000	71,944
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/26 (b)	185,000	183,814
3.38%, 08/31/27 (a)(b)	85,000	78,061
6.25%, 01/15/28 (a)(b)	105,000	103,161
QVC, Inc.
4.75%, 02/15/27 (a)	107,000	91,416
4.38%, 09/01/28 (a)	84,000	62,655
5.95%, 03/15/43	67,000	38,485
Raising Cane's Restaurants LLC
9.38%, 05/01/29 (a)(b)	95,000	102,400

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rakuten Group, Inc.
11.25%, 02/15/27 (b)	410,000	432,919
9.75%, 04/15/29 (b)	240,000	241,872
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.88%, 11/01/26 (a)(b)	50,000	48,192
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 (a)(b)	75,000	64,686
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29 (a)(b)	225,000	202,278
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (a)(b)	125,000	123,237
5.38%, 07/15/27 (a)(b)	220,000	215,690
7.50%, 10/15/27	130,000	136,465
3.70%, 03/15/28 (a)	40,000	37,192
5.50%, 04/01/28 (a)(b)	145,000	141,743
7.25%, 01/15/30 (a)(b)	105,000	108,532
6.25%, 03/15/32 (a)(b)	140,000	139,449
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/32 (a)	105,000	103,111
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (a)(b)	113,000	107,123
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (a)(b)	150,000	140,372
Service Corp. International
4.63%, 12/15/27 (a)	25,000	23,902
5.13%, 06/01/29 (a)	175,000	168,627
3.38%, 08/15/30 (a)	60,000	51,480
4.00%, 05/15/31 (a)	100,000	87,450
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (a)	34,000	32,143
4.75%, 04/01/29 (a)	77,000	71,507
Signal Parent, Inc.
6.13%, 04/01/29 (a)(b)	56,000	37,054
Six Flags Entertainment Corp.
5.50%, 04/15/27 (a)(b)	75,000	73,661
7.25%, 05/15/31 (a)(b)	149,000	149,207
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/32 (a)(b)	100,000	100,135
Sizzling Platter LLC/Sizzling Platter Finance Corp.
8.50%, 11/28/25 (a)(b)	40,000	40,350
Sonic Automotive, Inc.
4.63%, 11/15/29 (a)(b)	65,000	58,464
4.88%, 11/15/31 (a)(b)	84,000	73,776
Sotheby's
7.38%, 10/15/27 (a)(b)	212,000	184,732
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/27 (a)(b)	70,000	66,282
Staples, Inc.
7.50%, 04/15/26 (a)(b)	282,000	282,126
10.75%, 04/15/27 (a)(b)	117,000	104,769
Station Casinos LLC
4.50%, 02/15/28 (a)(b)	120,000	111,824
4.63%, 12/01/31 (a)(b)	145,000	127,073
STL Holding Co. LLC
8.75%, 02/15/29 (a)(b)	50,000	52,050
StoneMor, Inc.
8.50%, 05/15/29 (a)(b)	46,000	37,265
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/25 (a)(b)	40,000	39,782
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (a)(b)	135,000	133,022
5.13%, 08/01/30 (a)(b)	65,000	61,729
Tenneco, Inc.
8.00%, 11/17/28 (a)(b)	235,000	214,859
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TKC Holdings, Inc.
10.50%, 05/15/29 (a)(b)	130,000	128,245
Travel & Leisure Co.
6.60%, 10/01/25 (a)(f)	90,000	90,797
6.00%, 04/01/27 (a)(f)	50,000	49,863
4.50%, 12/01/29 (a)(b)	125,000	113,918
4.63%, 03/01/30 (a)(b)	53,000	48,138
Tri Pointe Homes, Inc.
5.70%, 06/15/28 (a)	50,000	49,008
TriNet Group, Inc.
3.50%, 03/01/29 (a)(b)	60,000	53,010
TripAdvisor, Inc.
7.00%, 07/15/25 (a)(b)	80,000	80,204
Uber Technologies, Inc.
7.50%, 09/15/27 (a)(b)	155,000	157,975
6.25%, 01/15/28 (a)(b)	95,000	95,070
4.50%, 08/15/29 (a)(b)	125,000	118,075
Under Armour, Inc.
3.25%, 06/15/26 (a)	50,000	47,231
Upbound Group, Inc.
6.38%, 02/15/29 (a)(b)	65,000	62,745
Valvoline, Inc.
3.63%, 06/15/31 (a)(b)	85,000	71,801
Victoria's Secret & Co.
4.63%, 07/15/29 (a)(b)	60,000	48,982
Victra Holdings LLC/Victra Finance Corp.
7.75%, 02/15/26 (a)(b)	70,000	69,402
Viking Cruises Ltd.
5.88%, 09/15/27 (a)(b)	97,000	94,771
7.00%, 02/15/29 (a)(b)	120,000	120,314
9.13%, 07/15/31 (a)(b)	94,000	101,330
VOC Escrow Ltd.
5.00%, 02/15/28 (a)(b)	140,000	134,561
VT Topco, Inc.
8.50%, 08/15/30 (a)(b)	65,000	68,007
Wabash National Corp.
4.50%, 10/15/28 (a)(b)	50,000	45,187
Walgreen Co.
4.40%, 09/15/42	50,000	41,330
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	125,000	119,302
3.20%, 04/15/30 (a)	100,000	87,471
4.10%, 04/15/50 (a)	215,000	156,622
Wand NewCo 3, Inc.
7.63%, 01/30/32 (a)(b)	210,000	215,364
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/26 (a)(b)	88,000	85,622
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28 (a)(b)	50,000	46,009
William Carter Co.
5.63%, 03/15/27 (a)(b)	50,000	49,140
Wolverine World Wide, Inc.
4.00%, 08/15/29 (a)(b)	50,000	41,688
WW International, Inc.
4.50%, 04/15/29 (a)(b)	43,000	18,112
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)(b)	25,000	23,209
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (a)(b)	63,000	61,360
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (a)(b)	65,000	61,171
7.13%, 02/15/31 (a)(b)	150,000	154,112

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Yum! Brands, Inc.
4.75%, 01/15/30 (a)(b)	165,000	155,690
4.63%, 01/31/32 (a)	300,000	273,523
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)(b)	150,000	152,739
6.75%, 04/23/30 (a)(b)	225,000	227,918
ZipRecruiter, Inc.
5.00%, 01/15/30 (a)(b)	95,000	82,479
		30,325,328
Consumer Non-Cyclical 11.5%
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (a)(b)	145,000	141,136
ACCO Brands Corp.
4.25%, 03/15/29 (a)(b)	65,000	57,719
Acushnet Co.
7.38%, 10/15/28 (a)(b)	25,000	25,733
AdaptHealth LLC
4.63%, 08/01/29 (a)(b)	92,000	78,873
5.13%, 03/01/30 (a)(b)	90,000	78,687
AHP Health Partners, Inc.
5.75%, 07/15/29 (a)(b)	40,000	37,104
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
7.50%, 03/15/26 (a)(b)	203,000	206,159
4.63%, 01/15/27 (a)(b)	255,000	245,953
5.88%, 02/15/28 (a)(b)	190,000	186,864
3.50%, 03/15/29 (a)(b)	170,000	151,767
Amer Sports Co.
6.75%, 02/16/31 (a)(b)	100,000	99,702
AMN Healthcare, Inc.
4.63%, 10/01/27 (a)(b)	100,000	94,714
4.00%, 04/15/29 (a)(b)	50,000	44,353
Aramark Services, Inc.
5.00%, 02/01/28 (a)(b)	140,000	133,968
Avantor Funding, Inc.
4.63%, 07/15/28 (a)(b)	136,000	128,096
3.88%, 11/01/29 (a)(b)	135,000	121,113
B&G Foods, Inc.
5.25%, 09/15/27 (a)	40,000	36,747
8.00%, 09/15/28 (a)(b)	90,000	91,455
Bausch & Lomb Corp.
8.38%, 10/01/28 (a)(b)	130,000	132,437
Bausch Health Americas, Inc.
9.25%, 04/01/26 (a)(b)	120,000	111,927
8.50%, 01/31/27 (a)(b)	202,000	146,536
Bausch Health Cos., Inc.
5.50%, 11/01/25 (a)(b)	175,000	165,208
9.00%, 12/15/25 (a)(b)	120,000	114,479
6.13%, 02/01/27 (a)(b)	25,000	20,784
5.75%, 08/15/27 (a)(b)	185,000	146,343
4.88%, 06/01/28 (a)(b)	125,000	91,696
11.00%, 09/30/28 (b)	135,000	118,125
5.00%, 02/15/29 (a)(b)	149,000	77,558
7.25%, 05/30/29 (a)(b)	30,000	16,695
14.00%, 10/15/30 (a)(b)	110,000	84,150
5.25%, 02/15/31 (a)(b)	86,000	43,334
BellRing Brands, Inc.
7.00%, 03/15/30 (a)(b)	105,000	107,370
C&S Group Enterprises LLC
5.00%, 12/15/28 (a)(b)	64,000	47,370
Cano Health LLC
6.25%, 10/01/28 (a)(b)(e)	26,000	49
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)(b)	75,000	73,589
3.13%, 02/15/29 (a)(b)	25,000	23,872
3.50%, 04/01/30 (a)(b)	75,000	71,356
CD&R Smokey Buyer, Inc.
6.75%, 07/15/25 (a)(b)	90,000	89,368
Central Garden & Pet Co.
5.13%, 02/01/28 (a)	45,000	43,346
4.13%, 10/15/30 (a)	90,000	79,771
4.13%, 04/30/31 (a)(b)	40,000	35,017
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (a)(b)	55,000	51,644
3.75%, 03/15/29 (a)(b)	73,000	66,104
4.00%, 03/15/31 (a)(b)	73,000	64,226
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/29 (a)(b)	130,000	132,595
CHS/Community Health Systems, Inc.
8.00%, 03/15/26 (a)(b)	264,000	264,636
5.63%, 03/15/27 (a)(b)	245,000	232,249
8.00%, 12/15/27 (a)(b)	75,000	75,092
6.88%, 04/01/28 (a)(b)	100,000	72,613
6.88%, 04/15/29 (a)(b)	124,000	97,167
6.13%, 04/01/30 (a)(b)	137,000	97,823
5.25%, 05/15/30 (a)(b)	182,000	151,225
4.75%, 02/15/31 (a)(b)	100,000	79,037
10.88%, 01/15/32 (a)(b)	165,000	170,691
Coty, Inc.
5.00%, 04/15/26 (a)(b)	50,000	49,290
6.50%, 04/15/26 (a)(b)	50,000	50,021
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (a)(b)	100,000	94,218
6.63%, 07/15/30 (a)(b)	45,000	45,354
Darling Ingredients, Inc.
5.25%, 04/15/27 (a)(b)	110,000	107,138
6.00%, 06/15/30 (a)(b)	95,000	92,922
DaVita, Inc.
4.63%, 06/01/30 (a)(b)	255,000	228,627
3.75%, 02/15/31 (a)(b)	200,000	167,984
Edgewell Personal Care Co.
5.50%, 06/01/28 (a)(b)	25,000	24,324
4.13%, 04/01/29 (a)(b)	75,000	68,350
Elanco Animal Health, Inc.
6.65%, 08/28/28 (a)(f)	95,000	96,018
Embecta Corp.
5.00%, 02/15/30 (a)(b)	85,000	70,369
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (a)(b)	75,000	45,169
Encompass Health Corp.
4.50%, 02/01/28 (a)	126,000	119,138
4.75%, 02/01/30 (a)	90,000	83,368
4.63%, 04/01/31 (a)	75,000	67,851
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a)(b)	115,000	118,021
Energizer Holdings, Inc.
6.50%, 12/31/27 (a)(b)	70,000	69,476
4.75%, 06/15/28 (a)(b)	65,000	60,026
4.38%, 03/31/29 (a)(b)	75,000	66,743
Fiesta Purchaser, Inc.
7.88%, 03/01/31 (a)(b)	62,000	63,761
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(b)	52,000	52,039
Grifols SA
4.75%, 10/15/28 (a)(b)	240,000	209,030

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/28 (a)(b)	135,000	143,815
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.88%, 09/01/25 (a)(b)	38,000	37,030
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 06/01/26 (a)(b)	44,000	3,967
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 04/15/29 (a)(b)	125,000	123,094
4.88%, 06/01/29 (a)(b)	72,000	46,889
Hologic, Inc.
4.63%, 02/01/28 (a)(b)	85,000	81,691
3.25%, 02/15/29 (a)(b)	100,000	89,365
Ingles Markets, Inc.
4.00%, 06/15/31 (a)(b)	75,000	64,572
IQVIA, Inc.
5.00%, 10/15/26 (a)(b)	200,000	195,690
5.00%, 05/15/27 (a)(b)	200,000	194,437
Jazz Securities DAC
4.38%, 01/15/29 (a)(b)	230,000	211,827
Kedrion SpA
6.50%, 09/01/29 (a)(b)	200,000	183,025
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 02/15/29 (a)(b)	85,000	86,205
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/26 (a)(b)	55,000	53,390
7.00%, 12/31/27 (a)(b)	70,000	69,056
Lamb Weston Holdings, Inc.
4.13%, 01/31/30 (a)(b)	175,000	157,501
4.38%, 01/31/32 (a)(b)	75,000	66,296
Legacy LifePoint Health LLC
4.38%, 02/15/27 (a)(b)	95,000	89,791
LifePoint Health, Inc.
5.38%, 01/15/29 (a)(b)	125,000	105,637
9.88%, 08/15/30 (a)(b)	50,000	53,562
11.00%, 10/15/30 (a)(b)	105,000	115,804
10.00%, 06/01/32 (a)(b)	100,000	100,488
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)(b)	65,000	61,247
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
14.75%, 11/14/28 (a)(b)	107,000	116,585
Medline Borrower LP
3.88%, 04/01/29 (a)(b)	470,000	428,185
5.25%, 10/01/29 (a)(b)	310,000	292,470
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/29 (a)(b)	175,000	175,254
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/29 (a)(b)	79,000	56,185
ModivCare, Inc.
5.88%, 11/15/25 (a)(b)	75,000	74,640
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)(b)	95,000	70,750
5.75%, 11/01/28 (a)(b)	160,000	95,340
Neogen Food Safety Corp.
8.63%, 07/20/30 (a)(b)	60,000	64,404
Newell Brands, Inc.
5.70%, 04/01/26 (a)	220,000	217,382
6.38%, 09/15/27 (a)	100,000	98,484
6.63%, 09/15/29 (a)	85,000	83,315
7.00%, 04/01/46 (a)(f)	111,000	91,384
Option Care Health, Inc.
4.38%, 10/31/29 (a)(b)	65,000	59,233
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (a)(b)	210,000	194,136
5.13%, 04/30/31 (a)(b)	200,000	176,908
Owens & Minor, Inc.
6.63%, 04/01/30 (a)(b)	115,000	109,599
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)(b)	34,000	28,863
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a)(b)	30,000	25,873
Performance Food Group, Inc.
5.50%, 10/15/27 (a)(b)	80,000	78,040
4.25%, 08/01/29 (a)(b)	120,000	109,126
Perrigo Finance Unlimited Co.
4.65%, 06/15/30 (a)	205,000	188,575
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	132,000	118,895
3.50%, 03/01/32 (a)	140,000	117,677
6.25%, 07/01/33 (a)	125,000	126,467
6.88%, 05/15/34 (a)	65,000	68,715
Post Holdings, Inc.
5.63%, 01/15/28 (a)(b)	150,000	146,686
5.50%, 12/15/29 (a)(b)	65,000	61,953
4.63%, 04/15/30 (a)(b)	335,000	304,412
4.50%, 09/15/31 (a)(b)	140,000	124,032
Prestige Brands, Inc.
3.75%, 04/01/31 (a)(b)	130,000	111,567
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (a)(b)	90,000	90,249
Primo Water Holdings, Inc.
4.38%, 04/30/29 (a)(b)	130,000	119,319
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (a)(b)	136,000	136,288
Safeway, Inc.
7.25%, 02/01/31	35,000	37,406
Scotts Miracle-Gro Co.
5.25%, 12/15/26 (a)	50,000	48,915
4.50%, 10/15/29 (a)	45,000	40,526
4.00%, 04/01/31 (a)	70,000	59,889
4.38%, 02/01/32 (a)	60,000	51,214
Select Medical Corp.
6.25%, 08/15/26 (a)(b)	175,000	175,175
Sigma Holdco BV
7.88%, 05/15/26 (a)(b)	200,000	194,706
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (a)(b)	100,000	87,253
Sotera Health Holdings LLC
7.38%, 06/01/31 (a)(b)	50,000	49,632
Spectrum Brands, Inc.
5.50%, 07/15/30 (a)(b)	20,000	20,088
3.88%, 03/15/31 (a)(b)	60,000	55,279
Star Parent, Inc.
9.00%, 10/01/30 (a)(b)	65,000	67,859
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (a)(b)	115,000	116,007
SWF Escrow Issuer Corp.
6.50%, 10/01/29 (a)(b)	75,000	42,619
Teleflex, Inc.
4.63%, 11/15/27 (a)	15,000	14,375
4.25%, 06/01/28 (a)(b)	135,000	126,274
Tempur Sealy International, Inc.
4.00%, 04/15/29 (a)(b)	90,000	80,786
3.88%, 10/15/31 (a)(b)	90,000	75,685

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tenet Healthcare Corp.
6.25%, 02/01/27 (a)	255,000	255,587
5.13%, 11/01/27 (a)	135,000	131,650
4.63%, 06/15/28 (a)	53,000	50,420
6.13%, 10/01/28 (a)	415,000	411,445
4.25%, 06/01/29 (a)	155,000	143,511
4.38%, 01/15/30 (a)	185,000	170,274
6.13%, 06/15/30 (a)	240,000	238,179
6.75%, 05/15/31 (a)(b)	165,000	166,717
6.88%, 11/15/31	45,000	47,079
Thor Industries, Inc.
4.00%, 10/15/29 (a)(b)	40,000	34,928
Toledo Hospital
4.98%, 11/15/45 (a)	45,000	32,356
6.02%, 11/15/48	60,000	49,509
TreeHouse Foods, Inc.
4.00%, 09/01/28 (a)	100,000	89,163
Triton Water Holdings, Inc.
6.25%, 04/01/29 (a)(b)	50,000	46,252
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 (a)(b)	75,000	72,401
U.S. Foods, Inc.
6.88%, 09/15/28 (a)(b)	25,000	25,469
4.75%, 02/15/29 (a)(b)	100,000	93,954
4.63%, 06/01/30 (a)(b)	85,000	78,111
7.25%, 01/15/32 (a)(b)	95,000	98,164
United Natural Foods, Inc.
6.75%, 10/15/28 (a)(b)	100,000	82,647
Vector Group Ltd.
10.50%, 11/01/26 (a)(b)	55,000	55,445
5.75%, 02/01/29 (a)(b)	85,000	78,084
Vista Outdoor, Inc.
4.50%, 03/15/29 (a)(b)	65,000	63,971
Winnebago Industries, Inc.
6.25%, 07/15/28 (a)(b)	65,000	64,192
		18,023,428
Energy 11.7%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/26 (a)(b)	75,000	75,763
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27 (a)	133,000	126,900
9.38%, 06/01/28 (a)(b)	105,000	107,724
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (a)(b)	60,000	59,355
5.75%, 01/15/28 (a)(b)	95,000	93,004
5.38%, 06/15/29 (a)(b)	250,000	239,786
Antero Resources Corp.
7.63%, 02/01/29 (a)(b)	125,000	128,853
5.38%, 03/01/30 (a)(b)	90,000	86,197
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/27 (a)(b)	150,000	150,695
6.25%, 04/01/28 (a)(b)	39,000	38,574
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (a)(b)	180,000	180,096
8.25%, 12/31/28 (a)(b)	70,000	71,646
Baytex Energy Corp.
8.50%, 04/30/30 (a)(b)	105,000	109,578
7.38%, 03/15/32 (a)(b)	65,000	65,804
Berry Petroleum Co. LLC
7.00%, 02/15/26 (a)(b)	55,000	54,208
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29 (a)(b)	50,000	50,562
7.25%, 07/15/32 (a)(b)	50,000	50,975
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Borr IHC Ltd./Borr Finance LLC
10.38%, 11/15/30 (a)(b)	194,903	204,636
Bristow Group, Inc.
6.88%, 03/01/28 (a)(b)	45,000	44,231
Buckeye Partners LP
3.95%, 12/01/26 (a)	95,000	90,423
4.50%, 03/01/28 (a)(b)	55,000	51,444
5.85%, 11/15/43 (a)	109,000	93,116
California Resources Corp.
7.13%, 02/01/26 (a)(b)	65,000	65,370
8.25%, 06/15/29 (a)(b)(d)	100,000	100,233
Calumet Specialty Products Partners LP/Calumet Finance Corp.
11.00%, 04/15/25 (a)(b)	22,000	22,026
8.13%, 01/15/27 (a)(b)	70,000	66,136
9.75%, 07/15/28 (a)(b)	25,000	23,764
Chesapeake Energy Corp.
5.50%, 02/01/26 (a)(b)	25,000	24,741
5.88%, 02/01/29 (a)(b)	70,000	68,887
6.75%, 04/15/29 (a)(b)	135,000	135,448
Chord Energy Corp.
6.38%, 06/01/26 (a)(b)	50,000	49,957
CITGO Petroleum Corp.
6.38%, 06/15/26 (a)(b)	175,000	175,163
8.38%, 01/15/29 (a)(b)	180,000	186,467
Civitas Resources, Inc.
5.00%, 10/15/26 (a)(b)	50,000	48,713
8.38%, 07/01/28 (a)(b)	219,000	230,111
8.63%, 11/01/30 (a)(b)	95,000	101,681
8.75%, 07/01/31 (a)(b)	103,000	110,093
CNX Midstream Partners LP
4.75%, 04/15/30 (a)(b)	50,000	45,013
CNX Resources Corp.
6.00%, 01/15/29 (a)(b)	60,000	58,594
7.38%, 01/15/31 (a)(b)	100,000	102,098
7.25%, 03/01/32 (a)(b)	20,000	20,291
Comstock Resources, Inc.
6.75%, 03/01/29 (a)(b)	210,000	201,989
5.88%, 01/15/30 (a)(b)	65,000	59,969
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (a)(b)	250,000	234,437
Crescent Energy Finance LLC
9.25%, 02/15/28 (a)(b)	142,000	150,428
7.63%, 04/01/32 (a)(b)	100,000	101,982
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)(b)	183,000	182,653
CVR Energy, Inc.
5.75%, 02/15/28 (a)(b)	115,000	106,234
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28 (a)(b)	50,000	49,407
8.63%, 03/15/29 (a)(b)	50,000	51,166
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/30 (a)(b)	90,000	94,562
DT Midstream, Inc.
4.13%, 06/15/29 (a)(b)	115,000	105,253
4.38%, 06/15/31 (a)(b)	145,000	130,335
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (a)(b)	119,000	121,749
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/28 (a)(b)	60,000	60,617
Enerflex Ltd.
9.00%, 10/15/27 (a)(b)	55,000	56,252
Energy Transfer LP
8.00%, 05/15/54 (a)(c)	90,000	93,763

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EQM Midstream Partners LP
6.00%, 07/01/25 (a)(b)	20,000	20,001
4.13%, 12/01/26 (a)	65,000	62,498
7.50%, 06/01/27 (a)(b)	140,000	143,127
6.50%, 07/01/27 (a)(b)	110,000	110,994
5.50%, 07/15/28 (a)	100,000	98,123
4.50%, 01/15/29 (a)(b)	55,000	51,296
6.38%, 04/01/29 (a)(b)	60,000	59,931
7.50%, 06/01/30 (a)(b)	80,000	84,548
4.75%, 01/15/31 (a)(b)	115,000	105,677
6.50%, 07/15/48 (a)	74,000	74,087
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (a)(b)	170,000	160,643
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/27 (a)(b)	50,000	53,193
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (a)	100,000	99,920
8.00%, 01/15/27 (a)	110,000	112,172
7.75%, 02/01/28 (a)	80,000	80,410
8.25%, 01/15/29 (a)	125,000	128,164
Global Marine, Inc.
7.00%, 06/01/28	30,000	27,944
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27 (a)	75,000	75,324
6.88%, 01/15/29 (a)	30,000	29,566
8.25%, 01/15/32 (a)(b)	60,000	61,775
Greenfire Resources Ltd.
12.00%, 10/01/28 (a)(b)	50,000	53,298
Gulfport Energy Corp.
8.00%, 05/17/26 (a)(b)	140,000	142,019
Harbour Energy PLC
5.50%, 10/15/26 (a)(b)	200,000	195,895
Harvest Midstream I LP
7.50%, 09/01/28 (a)(b)	135,000	137,095
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (a)(b)	45,000	47,669
Hess Midstream Operations LP
5.63%, 02/15/26 (a)(b)	60,000	59,659
4.25%, 02/15/30 (a)(b)	175,000	159,192
5.50%, 10/15/30 (a)(b)	85,000	81,644
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (a)(b)	85,000	82,171
6.00%, 04/15/30 (a)(b)	50,000	48,288
6.00%, 02/01/31 (a)(b)	180,000	172,170
6.25%, 04/15/32 (a)(b)	35,000	33,575
8.38%, 11/01/33 (a)(b)	75,000	80,284
6.88%, 05/15/34 (a)(b)	100,000	98,598
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (a)(b)	60,000	60,093
8.88%, 07/15/28 (a)(b)	65,000	68,265
ITT Holdings LLC
6.50%, 08/01/29 (a)(b)	150,000	137,441
Kinetik Holdings LP
6.63%, 12/15/28 (a)(b)	125,000	126,397
5.88%, 06/15/30 (a)(b)	100,000	97,521
Kodiak Gas Services LLC
7.25%, 02/15/29 (a)(b)	75,000	76,192
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 08/01/26 (a)(b)	35,000	34,442
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/28 (a)(b)	25,000	26,928
Matador Resources Co.
6.50%, 04/15/32 (a)(b)	100,000	99,868
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MEG Energy Corp.
5.88%, 02/01/29 (a)(b)	115,000	111,693
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (a)(b)	50,000	49,892
10.50%, 05/15/27 (a)(b)	90,000	92,170
Murphy Oil Corp.
5.88%, 12/01/27 (a)	40,000	40,216
6.38%, 07/15/28 (a)	125,000	125,974
5.88%, 12/01/42 (a)(f)	45,000	39,633
Nabors Industries Ltd.
7.25%, 01/15/26 (a)(b)	75,000	75,241
Nabors Industries, Inc.
7.38%, 05/15/27 (a)(b)	75,000	74,888
9.13%, 01/31/30 (a)(b)	85,000	87,836
New Fortress Energy, Inc.
6.75%, 09/15/25 (a)(b)	155,000	153,271
6.50%, 09/30/26 (a)(b)	175,000	164,846
8.75%, 03/15/29 (a)(b)	75,000	72,043
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (a)(b)	75,000	76,403
8.38%, 02/15/32 (a)(b)	175,000	178,347
Nine Energy Service, Inc.
13.00%, 02/01/28 (a)	35,000	28,183
Noble Finance II LLC
8.00%, 04/15/30 (a)(b)	45,000	46,451
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (a)(b)	100,000	101,747
Northriver Midstream Finance LP
5.63%, 02/15/26 (a)(b)	165,000	162,872
NuStar Logistics LP
5.75%, 10/01/25 (a)	80,000	79,567
6.00%, 06/01/26 (a)	35,000	34,689
5.63%, 04/28/27 (a)	101,000	99,543
6.38%, 10/01/30 (a)	70,000	69,833
Oceaneering International, Inc.
6.00%, 02/01/28 (a)	25,000	24,653
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (a)	133,000	130,057
7.88%, 09/15/30 (a)(b)	40,000	41,124
Permian Resources Operating LLC
5.38%, 01/15/26 (a)(b)	25,000	24,714
7.75%, 02/15/26 (a)(b)	60,000	60,704
8.00%, 04/15/27 (a)(b)	90,000	92,417
5.88%, 07/01/29 (a)(b)	50,000	49,035
7.00%, 01/15/32 (a)(b)	165,000	168,675
Petrofac Ltd.
9.75%, 11/15/26 (a)(b)(e)	200,000	49,560
Prairie Acquiror LP
9.00%, 08/01/29 (a)(b)	100,000	102,851
Precision Drilling Corp.
6.88%, 01/15/29 (a)(b)	60,000	59,522
Range Resources Corp.
8.25%, 01/15/29 (a)	100,000	104,182
4.75%, 02/15/30 (a)(b)	50,000	46,494
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)(b)	108,000	100,409
Rockies Express Pipeline LLC
4.95%, 07/15/29 (a)(b)	77,000	71,376
4.80%, 05/15/30 (a)(b)	35,000	31,997
6.88%, 04/15/40 (b)	106,000	100,817
Seadrill Finance Ltd.
8.38%, 08/01/30 (a)(b)	200,000	210,091
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/28 (a)(b)	75,000	77,867

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SM Energy Co.
6.63%, 01/15/27 (a)	25,000	24,872
6.50%, 07/15/28 (a)	129,000	128,675
Solaris Midstream Holdings LLC
7.63%, 04/01/26 (a)(b)	55,000	55,262
Southwestern Energy Co.
8.38%, 09/15/28 (a)	60,000	61,992
5.38%, 03/15/30 (a)	40,000	38,503
4.75%, 02/01/32 (a)	220,000	199,546
Strathcona Resources Ltd.
6.88%, 08/01/26 (a)(b)	70,000	69,218
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 03/01/27 (a)	65,000	64,052
5.00%, 06/01/31 (a)(b)	80,000	71,845
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.50%, 10/15/26 (a)(b)(f)	75,000	76,997
Sunoco LP
7.00%, 05/01/29 (a)(b)	200,000	204,383
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (a)	40,000	39,386
7.00%, 09/15/28 (a)(b)	95,000	96,764
4.50%, 05/15/29 (a)	155,000	142,377
4.50%, 04/30/30 (a)	100,000	90,338
Superior Plus LP/Superior General Partner, Inc.
4.50%, 03/15/29 (a)(b)	65,000	59,369
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (a)(b)	80,000	78,386
5.50%, 01/15/28 (a)(b)	82,000	78,272
7.38%, 02/15/29 (a)(b)	100,000	100,343
6.00%, 12/31/30 (a)(b)	125,000	117,904
6.00%, 09/01/31 (a)(b)	70,000	65,618
Talos Production, Inc.
9.00%, 02/01/29 (a)(b)	25,000	26,248
9.38%, 02/01/31 (a)(b)	125,000	132,389
Teine Energy Ltd.
6.88%, 04/15/29 (a)(b)	147,000	144,426
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)(b)	80,000	81,503
Transocean Poseidon Ltd.
6.88%, 02/01/27 (a)(b)	67,500	67,378
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)(b)	60,000	62,416
Transocean, Inc.
8.00%, 02/01/27 (a)(b)	34,000	34,162
8.25%, 05/15/29 (a)(b)	115,000	115,074
8.75%, 02/15/30 (a)(b)	81,000	84,560
7.50%, 04/15/31	65,000	60,692
8.50%, 05/15/31 (a)(b)	115,000	114,963
6.80%, 03/15/38	90,000	74,942
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27 (a)	60,000	60,041
7.13%, 03/15/29 (a)(b)	150,000	150,293
Valaris Ltd.
8.38%, 04/30/30 (a)(b)	140,000	144,817
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (a)(b)	150,000	135,203
6.25%, 01/15/30 (a)(b)	130,000	130,403
4.13%, 08/15/31 (a)(b)	105,000	92,799
3.88%, 11/01/33 (a)(b)	220,000	184,679
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)(b)	195,000	199,426
9.50%, 02/01/29 (a)(b)	365,000	396,078
8.38%, 06/01/31 (a)(b)	320,000	330,214
9.88%, 02/01/32 (a)(b)	240,000	257,501
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vermilion Energy, Inc.
6.88%, 05/01/30 (a)(b)	75,000	73,573
Viper Energy, Inc.
7.38%, 11/01/31 (a)(b)	100,000	103,369
Vital Energy, Inc.
7.75%, 07/31/29 (a)(b)	65,000	65,959
9.75%, 10/15/30 (a)	50,000	54,728
7.88%, 04/15/32 (a)(b)	100,000	101,604
W&T Offshore, Inc.
11.75%, 02/01/26 (a)(b)	60,000	61,510
Weatherford International Ltd.
8.63%, 04/30/30 (a)(b)	155,000	160,377
		18,444,561
Industrial Other 1.5%
Adtalem Global Education, Inc.
5.50%, 03/01/28 (a)(b)	70,000	67,205
AECOM
5.13%, 03/15/27 (a)	140,000	136,394
Albion Financing 2 SARL
8.75%, 04/15/27 (a)(b)	200,000	201,956
APi Group DE, Inc.
4.13%, 07/15/29 (a)(b)	90,000	80,715
Arcosa, Inc.
4.38%, 04/15/29 (a)(b)	75,000	69,749
Artera Services LLC
8.50%, 02/15/31 (a)(b)	62,000	63,397
Brand Industrial Services, Inc.
10.38%, 08/01/30 (a)(b)	170,000	182,715
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/26 (a)(b)	105,000	103,783
Dycom Industries, Inc.
4.50%, 04/15/29 (a)(b)	130,000	120,903
Fluor Corp.
4.25%, 09/15/28 (a)	90,000	85,001
Global Infrastructure Solutions, Inc.
7.50%, 04/15/32 (a)(b)	82,000	80,256
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29 (a)(b)	60,000	53,169
Hillenbrand, Inc.
5.75%, 06/15/25 (a)	50,000	49,823
5.00%, 09/15/26 (a)	50,000	48,818
6.25%, 02/15/29 (a)	50,000	49,791
3.75%, 03/01/31 (a)	60,000	51,751
Installed Building Products, Inc.
5.75%, 02/01/28 (a)(b)	40,000	38,787
KBR, Inc.
4.75%, 09/30/28 (a)(b)	45,000	42,170
Park-Ohio Industries, Inc.
6.63%, 04/15/27 (a)	50,000	47,867
Pike Corp.
5.50%, 09/01/28 (a)(b)	85,000	80,970
8.63%, 01/31/31 (a)(b)	50,000	52,727
Steelcase, Inc.
5.13%, 01/18/29 (a)	35,000	33,109
TopBuild Corp.
4.13%, 02/15/32 (a)(b)	115,000	100,441
Tutor Perini Corp.
11.88%, 04/30/29 (a)(b)	50,000	53,434
Vericast Corp.
11.00%, 09/15/26 (a)(b)	205,000	220,887
12.50%, 12/15/27 (a)(b)	25,000	28,776

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Williams Scotsman, Inc.
4.63%, 08/15/28 (a)(b)	100,000	93,575
7.38%, 10/01/31 (a)(b)	75,000	77,068
		2,315,237
Technology 7.7%
ACI Worldwide, Inc.
5.75%, 08/15/26 (a)(b)	55,000	54,543
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28 (a)(b)	200,000	181,990
Ahead DB Holdings LLC
6.63%, 05/01/28 (a)(b)	50,000	46,420
Alteryx, Inc.
8.75%, 03/15/28 (a)(b)	50,000	51,341
Amkor Technology, Inc.
6.63%, 09/15/27 (a)(b)	100,000	100,057
ams-OSRAM AG
12.25%, 03/30/29 (a)(b)	150,000	155,142
AthenaHealth Group, Inc.
6.50%, 02/15/30 (a)(b)	296,000	268,850
Block, Inc.
2.75%, 06/01/26 (a)	90,000	84,825
3.50%, 06/01/31 (a)	152,000	130,312
6.50%, 05/15/32 (a)(b)	200,000	202,108
Boost Newco Borrower LLC
7.50%, 01/15/31 (a)(b)	200,000	207,434
Boxer Parent Co., Inc.
7.13%, 10/02/25 (a)(b)	115,000	115,486
9.13%, 03/01/26 (a)(b)	50,000	50,233
Camelot Finance SA
4.50%, 11/01/26 (a)(b)	90,000	86,892
Capstone Borrower, Inc.
8.00%, 06/15/30 (a)(b)	110,000	111,840
Castle U.S. Holding Corp.
9.50%, 02/15/28 (a)(b)	23,000	11,119
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (a)(b)	80,000	82,380
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (a)(b)	110,000	110,688
Ciena Corp.
4.00%, 01/31/30 (a)(b)	50,000	44,829
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (a)(b)	125,000	114,569
4.88%, 07/01/29 (a)(b)	108,000	98,584
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)(b)	490,000	465,110
9.00%, 09/30/29 (a)(b)	480,000	464,857
8.25%, 06/30/32 (a)(b)	200,000	202,144
Coherent Corp.
5.00%, 12/15/29 (a)(b)	124,000	115,749
CommScope Technologies LLC
6.00%, 06/15/25 (a)(b)	205,000	168,766
5.00%, 03/15/27 (a)(b)	75,000	30,938
CommScope, Inc.
6.00%, 03/01/26 (a)(b)	170,000	151,937
8.25%, 03/01/27 (a)(b)	50,000	23,345
7.13%, 07/01/28 (a)(b)	25,000	10,132
4.75%, 09/01/29 (a)(b)	185,000	133,662
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (a)(b)	110,000	102,364
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)(b)	60,000	55,283
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CoreLogic, Inc.
4.50%, 05/01/28 (a)(b)	90,000	81,388
Crane NXT Co.
4.20%, 03/15/48 (a)	50,000	37,062
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	80,000	71,102
Dun & Bradstreet Corp.
5.00%, 12/15/29 (a)(b)	105,000	97,740
Dye & Durham Ltd.
8.63%, 04/15/29 (a)(b)	50,000	50,667
Elastic NV
4.13%, 07/15/29 (a)(b)	100,000	89,500
Entegris, Inc.
4.38%, 04/15/28 (a)(b)	90,000	84,262
4.75%, 04/15/29 (a)(b)	195,000	185,175
3.63%, 05/01/29 (a)(b)	90,000	80,047
5.95%, 06/15/30 (a)(b)	70,000	68,962
Everi Holdings, Inc.
5.00%, 07/15/29 (a)(b)	55,000	53,437
Fair Isaac Corp.
4.00%, 06/15/28 (a)(b)	128,000	118,587
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)(b)	100,000	101,405
Gen Digital, Inc.
5.00%, 04/15/25 (a)(b)	43,000	42,650
6.75%, 09/30/27 (a)(b)	130,000	131,123
7.13%, 09/30/30 (a)(b)	50,000	50,873
GoTo Group, Inc.
5.50%, 05/01/28 (a)(b)	105,600	72,249
HealthEquity, Inc.
4.50%, 10/01/29 (a)(b)	90,000	82,556
Imola Merger Corp.
4.75%, 05/15/29 (a)(b)	205,000	190,964
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (a)(b)	145,000	130,800
Iron Mountain, Inc.
4.88%, 09/15/27 (a)(b)	110,000	106,183
5.00%, 07/15/28 (a)(b)	50,000	47,486
7.00%, 02/15/29 (a)(b)	150,000	152,135
4.88%, 09/15/29 (a)(b)	100,000	92,753
5.25%, 07/15/30 (a)(b)	205,000	191,834
4.50%, 02/15/31 (a)(b)	113,000	100,666
5.63%, 07/15/32 (a)(b)	130,000	121,411
Likewize Corp.
9.75%, 10/15/25 (a)(b)	115,000	116,138
McAfee Corp.
7.38%, 02/15/30 (a)(b)	255,000	236,290
MicroStrategy, Inc.
6.13%, 06/15/28 (a)(b)	100,000	95,682
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (a)(b)	50,000	50,796
NCR Atleos Corp.
9.50%, 04/01/29 (a)(b)	115,000	124,172
NCR Voyix Corp.
5.13%, 04/15/29 (a)(b)	155,000	144,029
5.25%, 10/01/30 (a)(b)	95,000	86,277
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (a)(b)	313,000	299,307
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (a)(b)	90,000	91,848
6.00%, 02/15/29 (a)(b)	59,000	42,517
ON Semiconductor Corp.
3.88%, 09/01/28 (a)(b)	100,000	91,390

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Open Text Corp.
3.88%, 02/15/28 (a)(b)	95,000	87,386
3.88%, 12/01/29 (a)(b)	100,000	88,138
Open Text Holdings, Inc.
4.13%, 02/15/30 (a)(b)	200,000	177,972
4.13%, 12/01/31 (a)(b)	25,000	21,531
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (a)(b)	55,000	50,077
Pitney Bowes, Inc.
6.88%, 03/15/27 (a)(b)	85,000	78,962
Presidio Holdings, Inc.
4.88%, 02/01/27 (a)(b)	105,000	104,997
8.25%, 02/01/28 (a)(b)	50,000	50,981
PTC, Inc.
4.00%, 02/15/28 (a)(b)	75,000	69,975
RingCentral, Inc.
8.50%, 08/15/30 (a)(b)	35,000	36,661
Rocket Software, Inc.
9.00%, 11/28/28 (a)(b)	200,000	203,293
6.50%, 02/15/29 (a)(b)	75,000	63,269
Sabre GLBL, Inc.
8.63%, 06/01/27 (a)(b)	88,000	81,082
11.25%, 12/15/27 (a)(b)	95,000	92,403
Science Applications International Corp.
4.88%, 04/01/28 (a)(b)	60,000	57,006
Seagate HDD Cayman
4.88%, 06/01/27 (a)	25,000	24,292
4.09%, 06/01/29 (a)	75,000	68,721
8.25%, 12/15/29 (a)(b)	100,000	107,058
4.13%, 01/15/31 (a)	130,000	114,216
9.63%, 12/01/32 (a)(b)	120,000	136,010
Sensata Technologies BV
5.00%, 10/01/25 (b)	100,000	100,790
4.00%, 04/15/29 (a)(b)	200,000	181,851
Sensata Technologies, Inc.
3.75%, 02/15/31 (a)(b)	180,000	155,442
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/26 (a)(b)	100,000	96,976
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)(b)	200,000	196,019
Synaptics, Inc.
4.00%, 06/15/29 (a)(b)	45,000	40,342
TTM Technologies, Inc.
4.00%, 03/01/29 (a)(b)	75,000	67,998
Twilio, Inc.
3.88%, 03/15/31 (a)	120,000	104,811
UKG, Inc.
6.88%, 02/01/31 (a)(b)	301,000	303,115
Unisys Corp.
6.88%, 11/01/27 (a)(b)	52,000	45,332
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (a)(b)	220,000	201,156
Viavi Solutions, Inc.
3.75%, 10/01/29 (a)(b)	55,000	45,655
West Technology Group LLC
8.50%, 04/10/27 (a)(b)	48,000	41,580
Western Digital Corp.
4.75%, 02/15/26 (a)	225,000	220,280
Xerox Corp.
4.80%, 03/01/35	29,000	20,457
6.75%, 12/15/39	80,000	65,752
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xerox Holdings Corp.
5.00%, 08/15/25 (a)(b)	37,000	36,263
5.50%, 08/15/28 (a)(b)	75,000	65,968
8.88%, 11/30/29 (a)(b)	50,000	48,473
Ziff Davis, Inc.
4.63%, 10/15/30 (a)(b)	90,000	80,392
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (a)(b)	75,000	66,978
		12,145,052
Transportation 2.2%
Air Canada
3.88%, 08/15/26 (a)(b)	70,000	66,500
Allegiant Travel Co.
7.25%, 08/15/27 (a)(b)	90,000	85,221
American Airlines, Inc.
7.25%, 02/15/28 (a)(b)	205,000	204,877
8.50%, 05/15/29 (a)(b)	200,000	206,410
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26 (b)	246,667	244,490
5.75%, 04/20/29 (b)	225,000	217,769
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27 (a)(b)	95,000	91,113
4.75%, 04/01/28 (a)(b)	95,000	86,454
5.38%, 03/01/29 (a)(b)	85,000	77,635
8.00%, 02/15/31 (a)(b)	70,000	69,134
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)(b)	105,000	96,353
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)(b)	30,000	27,434
Delta Air Lines, Inc.
7.38%, 01/15/26 (a)	40,000	40,937
3.75%, 10/28/29 (a)	100,000	92,049
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (a)(b)	110,000	99,211
GN Bondco LLC
9.50%, 10/15/31 (a)(b)	94,000	85,703
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.75%, 01/20/26 (a)(b)	140,000	129,219
Hertz Corp.
4.63%, 12/01/26 (a)(b)	107,000	83,179
5.00%, 12/01/29 (a)(b)	140,000	92,632
Railworks Holdings LP/Railworks Rally, Inc.
8.25%, 11/15/28 (a)(b)	40,000	40,575
Rand Parent LLC
8.50%, 02/15/30 (a)(b)	100,000	97,836
RXO, Inc.
7.50%, 11/15/27 (a)(b)	50,000	51,164
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (a)(b)	100,000	75,165
Stena International SA
7.25%, 01/15/31 (a)(b)	200,000	203,632
United Airlines, Inc.
4.38%, 04/15/26 (a)(b)	165,000	159,092
4.63%, 04/15/29 (a)(b)	325,000	300,651
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27 (a)(b)	134,000	121,443
9.50%, 06/01/28 (a)(b)	115,000	104,709
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/27 (a)(b)	80,000	79,354
XPO CNW, Inc.
6.70%, 05/01/34	55,000	58,203

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
XPO, Inc.
7.13%, 06/01/31 (a)(b)	35,000	35,742
7.13%, 02/01/32 (a)(b)	100,000	101,900
		3,525,786
		132,592,399

Utility 2.9%
Electric 2.9%
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (a)(c)	95,000	85,616
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28 (a)(b)	200,000	195,384
Calpine Corp.
4.50%, 02/15/28 (a)(b)	155,000	145,857
5.13%, 03/15/28 (a)(b)	185,000	176,422
4.63%, 02/01/29 (a)(b)	130,000	120,938
5.00%, 02/01/31 (a)(b)	93,000	85,961
3.75%, 03/01/31 (a)(b)	125,000	109,412
Clearway Energy Operating LLC
4.75%, 03/15/28 (a)(b)	75,000	71,355
3.75%, 02/15/31 (a)(b)	185,000	161,575
DPL, Inc.
4.13%, 07/01/25 (a)	56,000	54,804
4.35%, 04/15/29 (a)	50,000	46,248
Edison International
8.13%, 06/15/53 (a)(c)	65,000	67,397
Electricite de France SA
9.13%, 03/15/33 (a)(b)(g)	250,000	275,253
Emera, Inc.
6.75%, 06/15/76 (a)(c)	140,000	138,992
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)(b)	55,000	48,784
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (a)(b)	80,000	75,731
4.50%, 09/15/27 (a)(b)	85,000	80,097
7.25%, 01/15/29 (a)(b)	75,000	76,833
NOVA Chemicals Corp.
5.25%, 06/01/27 (a)(b)	97,000	92,996
4.25%, 05/15/29 (a)(b)	125,000	109,801
9.00%, 02/15/30 (a)(b)	120,000	127,089
NRG Energy, Inc.
6.63%, 01/15/27 (a)	65,000	64,979
3.38%, 02/15/29 (a)(b)	65,000	57,592
5.25%, 06/15/29 (a)(b)	90,000	85,916
3.63%, 02/15/31 (a)(b)	25,000	21,441
3.88%, 02/15/32 (a)(b)	210,000	179,914
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (a)(b)	75,000	68,807
PG&E Corp.
5.25%, 07/01/30 (a)	235,000	224,028
Sunnova Energy Corp.
5.88%, 09/01/26 (a)(b)	65,000	46,189
11.75%, 10/01/28 (a)(b)	50,000	34,392
Talen Energy Supply LLC
8.63%, 06/01/30 (a)(b)	160,000	171,715
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Terraform Global Operating LP
6.13%, 03/01/26 (a)(b)	45,000	44,531
TerraForm Power Operating LLC
5.00%, 01/31/28 (a)(b)	75,000	71,637
4.75%, 01/15/30 (a)(b)	105,000	95,470
Topaz Solar Farms LLC
5.75%, 09/30/39 (b)	69,072	68,094
TransAlta Corp.
7.75%, 11/15/29 (a)	50,000	52,058
6.50%, 03/15/40	60,000	59,223
Vistra Operations Co. LLC
5.63%, 02/15/27 (a)(b)	200,000	196,917
5.00%, 07/31/27 (a)(b)	245,000	237,111
4.38%, 05/01/29 (a)(b)	125,000	115,806
7.75%, 10/15/31 (a)(b)	180,000	187,154
6.88%, 04/15/32 (a)(b)	100,000	100,716
		4,530,235
Total Corporates (Cost $154,518,666)		154,890,683

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (h)	581,056	581,056
Total Short-Term Investments (Cost $581,056)		581,056
Total Investments in Securities (Cost $155,099,722)		155,471,739

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $129,818,787 or 82.6% of net assets.

(c)
Security is in a fixed rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	The security is in default and not making full payments of interest when due.
(f)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Perpetual security has no stated maturity date. Maturity date represents next call date.
(h)	The rate shown is the annualized 7-day yield.

REIT —	Real Estate Investment Trust

Schwab High Yield Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$154,890,683	$—	$154,890,683
Short-Term Investments[1]	581,056	—	—	581,056
Total	$581,056	$154,890,683	$—	$155,471,739

[1]	As categorized in the Portfolio Holdings.

Schwab High Yield Bond ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab High Yield Bond ETF
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of May 31, 2024, are disclosed in the fund’s Portfolio Holdings.
REG123135MAY24